ANNUAL REPORT JUNE 30, 2001

JPMorgan Funds



Diversified Fund

Institutional Diversified Fund


                                                         [LOGO] JPMORGAN Fleming
                                                                Asset Management

CONTENTS
Letter to the Shareholders                          1

J.P. Morgan Diversified Fund
J.P. Morgan Institutional Diversified Fund
Fund Commentary                                     3

The Diversified Portfolio                          19

Portfolio Financial Statements                     42

Notes to Financial Statements                      46

HIGHLIGHTS

- It soon became clear that the series of interest rate hikes that began in June 1999 was finally accomplishing the goal of monetary policy at the time: to slow a U.S. economy that appeared to be burning out of control.

- As the economy slowed and it became evident that it would remain in a depressed condition for some time, company after company, large and small, began to issue profit warnings and revise future guidance.

- In January 2001, the Federal Reserve Board initiated what became a string of six interest rate cuts.


NOT FDIC INSURED May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN FUNDS

LETTER TO THE SHAREHOLDERS

                                                                 August 14, 2001

Dear Shareholder:

We are pleased to present this annual report for the J.P. Morgan Diversified Fund and J.P. Morgan Institutional Diversified Fund for the 12 months ended June 30, 2001.

THE END OF ONE CYCLE...

About this time last year, the U.S. economy and the world at large began to feel the effects of the Federal Reserve Board's last interest rate hike, a 50 basis point hammer that fell in May and raised rates to 6.5%. As it turned out, this marked the beginning of the end of one of the longest periods of uninterrupted economic prosperity, and year-on-year stock market outperformance, in U.S. history.

It soon became clear that the series of interest rate hikes that began in June 1999 was finally accomplishing the goal of monetary policy at the time: to slow a U.S. economy that appeared to be burning out of control. It worked; in retrospect, perhaps it worked too well.

Investors reacted to the prospect of a slowing domestic economy by taking a fresh look at their holdings. Were they really worth the high prices that prevailed in the equity marketplace at the time? In many cases, the answer was "no". Subsequent selling, especially in the once-vaunted TMT (technology-media-telecommunications) sectors, led the NASDAQ down a thorny path.

As the economy slowed and it became evident that it would remain in a depressed condition for some time, company after company, large and small, began to issue profit warnings and revise future guidance. Soon, this disturbing phenomenon spread beyond the tech-related sectors where it began to encompass most other industry sectors. Investors reacted, as is said, by voting with their feet.

Then, in January 2001, the Fed decided that this had gone on long enough. It initiated what became a string of six interest rate cuts, and by June had reduced interest rates to a near historical low of 3.75%. A little more than a year after the economy began to noticeably slow, there were signs that the worst might be over and that moderate growth might soon begin again.

AND THE BEGINNING OF THE NEXT?

In all likelihood, it will still take a few months before investors can break out the champagne and celebrate the beginning of a new cycle of economic growth. Profit warnings that scarred the second quarter of this year will probably continue to dominate the news during the third quarter. Our expectations are, however, that we should see unambiguous signs of a nascent recovery by the fourth quarter of this year.

As investors, what have we learned from the last 12 months and more? Unfortunately, one of the more visible lessons is simply that what goes up can also go

AS OF JUNE 30, 2001 (UNAUDITED)


down. More importantly, however, the pronounced stock market volatility during this period has shown us the value of disciplined investing, of staying the course through thick and thin because you know, and history has shown, that quality companies with solid franchises and effective management will inevitably prevail over time.

Finding companies that meet these and other stringent, long-term investment criteria is the sole responsibility of the securities analysts, the portfolio managers and the many others who work here on your behalf. I, for one, would like to recognize them for the very long hours and intense effort they devote each day to the goal of ensuring your future financial well being.

Are we near the end of one economic cycle and the beginning of the next? Where has our research led us and why? The answers to these and other investment-related questions lie ahead in the following commentary.

Sincerely,

/s/ George Gatch

George Gatch
Managing Director

J.P. MORGAN DIVERSIFIED FUND
INSTITUTIONAL DIVERSIFIED FUND
AS OF JUNE 30, 2001 (UNAUDITED)

HOW THE FUNDS PERFORMED

The Funds seek to provide total return from a diversified portfolio of stocks and bonds. During the year ended June 30, 2001, J.P. Morgan Diversified Fund fell 7.01%, and J.P. Morgan Institutional Diversified Fund fell 6.69%. This compares with a loss of 14.83% for the S&P 500 Index.

HOW THE FUNDS WERE MANAGED

Equity markets globally were negatively impacted by a number of developments over the past year and more. Foremost among these was a marked slowing of the U.S. economy brought on, in large part, by the Federal Reserve Board's decision to raise interest rates six times over the June 1999 - May 2000 period, the last of which left rates at 6.5%. Other factors contributing to the economic slowdown included, but were not limited to, high energy prices that prevailed over this reporting period.

The prospect of a U.S. and global economic slowdown led investors to re-evaluate their holdings. This, in turn, sparked a major sell-off in U.S. equities, especially in the technology-dominated NASDAQ, which fell 33% in 2000 and 12.3% during the first six months of 2001. The sell-off gained steam as many corporations reported negative earnings surprises, and soon moved beyond the U.S. to embrace almost every industry sector, worldwide.

In a major effort to resuscitate the U.S. economy, the Fed reversed course and on Jan. 3, 2001 initiated what was to become a string of six interest rate cuts over the first six months of 2001, leaving rates at 3.75% as this reporting period ended. Despite this aggressive effort and the passage of major tax cut legislation by Congress, the economy showed few signs of improvement during this time.

Competitively, the Funds placed in the third quartile for the 12 months ended June 30, 2001, while still maintaining a median manager ranking for the 3- and 5-year periods. Positive large capitalization stock selection, coupled with an underweight position in an unfavorable market climate, aided performance the most. This outperformance was offset, however, by poor stock selection in small caps and international equities. Overall, the Funds benefited significantly from a fixed income allocation that returned 11.0% over the past 12 months.

Recent performance has been strong, with the Funds achieving a second quarter 2001 return of 4.33%, which compares with a return of 3.43% for the Lipper Balanced Index. This placed the Funds in the first quartile of the balanced universe for the quarter.

LOOKING AHEAD

Recent U.S. economic data continues to show broad based weakness, yet the pace of decline appears to have slowed. Over the next few months, a weak labor market should put pressure on consumer spending and may mute the impact of the coming tax cut and 2001 tax rebate to some degree. However, the prospect of an outright recession is low, and most observers see a new, if sluggish, economic growth cycle beginning sometime during the fourth quarter of this year.

J.P. MORGAN DIVERSIFIED FUND
J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND

[CHART]


PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
Financial                                       14.8%
Mortgage Backed Pass-Through Securities          9.8%
Software & Services                              8.7%
Health Care                                      7.4%
Industrial Cyclical                              7.2%
Telecommunications                               6.9%
Cash Equivalents & Short-Term Paper              6.8%
Energy                                           6.8%
Consumer Cyclicals                               5.7%
Asset Backed Securities                          4.3%
Consumer Services                                4.1%
Commercial Mortgage Backed Securities            3.4%
Retailing                                        3.1%
Foreign Government Securities                    3.1%
Basic Materials                                  2.5%
Consumer Staples                                 2.3%
U.S. Treasury Securities                         1.8%
U.S. Government Agency Securities                1.0%
Collateralized Mortgage Obligations              0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.GENERAL ELECTRIC CO. (2.0%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. MICROSOFT CORP.* (1.7%) Develops, manufactures, licenses, sells and supports software products.

3. CITIGROUP, INC. (1.7%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. EXXON MOBIL CORP. (1.4%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

5. PFIZER, INC. (1.2%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

6. AOL TIME WARNER, INC.* (1.1%) A global company that delivers entertainment, news and Internet brands across converging media platforms. The Company conducts operations in cable systems, interactive services, publishing, music, cable networks and filmed entertainment.

7. PHILIP MORRIS COMPANIES, INC. (1.0%) Through its subsidiaries, the Company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat products, coffee, and grocery products.

8. INTERNATIONAL BUSINESS MACHINES CORP. (1.0%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

9. INTEL CORP. (0.9%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

10. TYCO INTERNATIONAL LTD (0.9%) A diversified manufacturing and service company with operations around the world. The Company manufactures, services and installs electrical and electronic components, undersea telecommunications systems and fire protection and security systems. The Company also manufactures flow control valves, healthcare and specialty products and plastics.

Top 10 equity holdings comprised 12.9% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

J.P. MORGAN DIVERSIFIED FUND


AVERAGE ANNUAL TOTAL RETURNS

                                                           SINCE INCEPTION
                                    1 YEAR       5 YEAR       09/10/93
 DIVERSIFIED FUND                     -7.01%        9.84%        10.50%

[CHART]

LIFE OF FUND PERFORMANCE (09/10/93 to 06/30/01)


                         JPM         DIVERSIFIED   S&P 500         LIPPER BALANCED
                    DIVERSIFIED FUND  BENCHMARK     INDEX           FUNDS AVERAGE
           9/93         $10,000       $10,000           $10,000         $10,000
          10/93         $10,171       $10,157           $10,207         $10,100
          11/93         $10,010        $9,978           $10,110          $9,964
          12/93         $10,139       $10,143           $10,232         $10,140
           1/94         $10,484       $10,465           $10,580         $10,400
           2/94         $10,251       $10,252           $10,292         $10,192
           3/94          $9,896        $9,871            $9,844          $9,813
           4/94          $9,998        $9,954            $9,970          $9,839
           5/94         $10,068       $10,030           $10,134          $9,881
           6/94          $9,937        $9,899            $9,885          $9,706
           7/94         $10,180       $10,148           $10,210          $9,929
           8/94         $10,415       $10,409           $10,628         $10,184
           9/94         $10,230       $10,190           $10,369          $9,992
          10/94         $10,343       $10,339           $10,602         $10,045
          11/94         $10,087       $10,071           $10,215          $9,802
          12/94         $10,200       $10,190           $10,367          $9,892
           1/95         $10,356       $10,358           $10,636         $10,026
           2/95         $10,636       $10,663           $11,050         $10,331
           3/95         $10,875       $10,920           $11,376         $10,518
           4/95         $11,114       $11,188           $11,711         $10,716
           5/95         $11,488       $11,568           $12,179         $11,078
           6/95         $11,634       $11,734           $12,462         $11,289
           7/95         $11,914       $12,021           $12,876         $11,557
           8/95         $11,966       $12,047           $12,908         $11,655
           9/95         $12,263       $12,381           $13,453         $11,913
          10/95         $12,252       $12,366           $13,405         $11,883
          11/95         $12,659       $12,766           $13,993         $12,250
          12/95         $12,900       $13,017           $14,263         $12,418
           1/96         $13,166       $13,284           $14,748         $12,649
           2/96         $13,210       $13,285           $14,885         $12,696
           3/96         $13,277       $13,355           $15,028         $12,748
           4/96         $13,366       $13,483           $15,250         $12,878
           5/96         $13,477       $13,652           $15,643         $13,043
           6/96         $13,554       $13,732           $15,703         $13,058
           7/96         $13,221       $13,353           $15,009         $12,702
           8/96         $13,355       $13,519           $15,325         $12,921
           9/96         $13,834       $14,049           $16,188         $13,396
          10/96         $14,110       $14,340           $16,634         $13,658
          11/96         $14,800       $15,061           $17,892         $14,270
          12/96         $14,631       $14,852           $17,537         $14,129
           1/97         $15,007       $15,311           $18,633         $14,517
           2/97         $15,078       $15,394           $18,779         $14,536
           3/97         $14,701       $14,994           $18,007         $14,135
           4/97         $15,136       $15,544           $19,082         $14,524
           5/97         $15,819       $16,240           $20,244         $15,148
           6/97         $16,336       $16,796           $21,151         $15,597
           7/97         $17,183       $17,701           $22,834         $16,470
           8/97         $16,571       $17,012           $21,555         $16,047
           9/97         $17,140       $17,717           $22,736         $16,653
          10/97         $16,807       $17,339           $21,976         $16,377
          11/97         $17,140       $17,763           $22,993         $16,636
          12/97         $17,333       $18,010           $23,388         $16,864
           1/98         $17,599       $18,269           $23,647         $16,961
           2/98         $18,283       $19,107           $25,352         $17,660
           3/98         $18,815       $19,725           $26,651         $18,155
           4/98         $18,993       $19,883           $26,919         $18,265
           5/98         $18,942       $19,730           $26,456         $18,086
           6/98         $19,286       $20,220           $27,531         $18,351
           7/98         $19,171       $20,094           $27,237         $18,079
           8/98         $17,506       $18,325           $23,299         $16,510
           9/98         $18,084       $19,073           $24,792         $17,180
          10/98         $18,971       $20,072           $26,809         $17,859
          11/98         $19,769       $20,878           $28,433         $18,496
          12/98         $20,504       $21,647           $30,072         $19,127
           1/99         $20,848       $22,176           $31,329         $19,427
           2/99         $20,213       $21,575           $30,356         $18,901
           3/99         $20,808       $22,167           $31,570         $19,330
           4/99         $21,605       $22,789           $32,793         $19,939
           5/99         $21,154       $22,328           $32,019         $19,671
           6/99         $21,860       $23,063           $33,796         $20,185
           7/99         $21,580       $22,707           $32,741         $19,836
           8/99         $21,500       $22,625           $32,577         $19,576
           9/99         $21,312       $22,420           $31,684         $19,315
          10/99         $21,982       $23,269           $33,689         $19,862
          11/99         $22,410       $23,637           $34,374         $20,116
          12/99         $23,348       $24,615           $36,399         $20,754
           1/00         $22,594       $23,780           $34,570         $20,179
           2/00         $22,874       $23,825           $33,915         $20,193
           3/00         $23,962       $25,190           $37,233         $21,292
           4/00         $23,151       $24,592           $36,113         $20,911
           5/00         $22,619       $24,218           $35,372         $20,674
           6/00         $23,305       $24,864           $36,244         $21,046
           7/00         $23,038       $24,613           $35,677         $20,988
           8/00         $23,895       $25,609           $37,893         $21,930
           9/00         $23,037       $24,819           $35,893         $21,434
          10/00         $22,938       $24,728           $35,741         $21,364
          11/00         $21,926       $23,686           $32,923         $20,528
          12/00         $22,358       $24,048           $33,084         $21,029
           1/01         $22,976       $24,667           $34,258         $21,488
           2/01         $21,682       $23,340           $31,134         $20,544
           3/01         $20,786       $22,424           $29,162         $19,811
           4/01         $21,804       $23,502           $31,428         $20,659
           5/01         $21,966       $23,572           $31,639         $20,785
           6/01         $21,671       $23,230           $30,869         $20,490

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund commenced operations on 12/15/93. Performance prior to 12/15/93 is based on the historical expenses of the predecessor Institutional Diversified Fund.

This chart illustrates comparative performance for $10,000 and assumes reinvestment of all distributions. The performance of the Funds does not include sales charges, but does include reinvestment of all distributions.

The Diversified Benchmark comprises 52% S&P 500 Index, 35%. The benchmark does not include fees or operating expenses, and is not available for actual investment.

The S&P 500 Index is an unmanaged index that measure performance based on the average performance of 500 widely held U.S. large-cap stocks; of approximately 4,700 individually priced investment-grade bonds rated BBB or better; of nearly 1,100 stocks traded in Europe, Australia, and the Far East; and of 2,000 U.S. small-cap companies, respectively. The indices do not include fees or operating expenses, and are not available for actual investment.

J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND

AVERAGE ANNUAL TOTAL RETURNS

                                                           SINCE INCEPTION
                                    1 YEAR       5 YEAR       (9/10/93)
 INSTITUTIONAL DIVERSIFIED FUND       -6.69%       10.15%        10.87%

[CHART]

LIFE OF FUND PERFORMANCE (9/10/93 to 06/30/01)

               JPM INSTITUTIONAL       DIVERSIFIED     S&P 500    LIPPER BALANCED
               DIVERSIFIED FUND         BENCHMARK       INDEX      FUNDS AVERAGE
        9/93       $3,000,000           $3,000,000    $3,000,000      $3,000,000
       10/93       $3,051,256           $3,047,089    $3,062,070      $3,030,000
       11/93       $3,003,015           $2,993,421    $3,032,888      $2,989,095
       12/93       $3,052,724           $3,042,788    $3,069,556      $3,042,002
        1/94       $3,155,692           $3,139,533    $3,173,921      $3,119,877
        2/94       $3,089,066           $3,075,747    $3,087,749      $3,057,480
        3/94       $2,980,040           $2,961,200    $2,953,123      $2,944,047
        4/94       $3,013,353           $2,986,250    $2,990,982      $2,951,702
        5/94       $3,034,553           $3,008,917    $3,040,064      $2,964,394
        6/94       $2,998,211           $2,969,554    $2,965,552      $2,911,924
        7/94       $3,070,895           $3,044,327    $3,062,941      $2,978,607
        8/94       $3,142,959           $3,122,706    $3,188,522      $3,055,158
        9/94       $3,087,440           $3,057,111    $3,110,562      $2,997,721
       10/94       $3,121,368           $3,101,572    $3,180,457      $3,013,608
       11/94       $3,047,344           $3,021,223    $3,064,624      $2,940,679
       12/94       $3,081,163           $3,056,888    $3,110,073      $2,967,733
        1/95       $3,128,037           $3,107,356    $3,190,717      $3,007,798
        2/95       $3,215,535           $3,198,754    $3,315,059      $3,099,235
        3/95       $3,287,408           $3,275,938    $3,412,887      $3,155,331
        4/95       $3,362,405           $3,356,315    $3,513,396      $3,214,651
        5/95       $3,471,777           $3,470,447    $3,653,826      $3,323,306
        6/95       $3,518,651           $3,520,199    $3,738,705      $3,386,782
        7/95       $3,603,024           $3,606,448    $3,862,680      $3,467,048
        8/95       $3,618,648           $3,614,169    $3,872,376      $3,496,518
        9/95       $3,712,430           $3,714,353    $4,035,790      $3,573,791
       10/95       $3,709,201           $3,709,903    $4,021,382      $3,564,857
       11/95       $3,831,873           $3,829,838    $4,197,921      $3,675,011
       12/95       $3,908,152           $3,905,158    $4,278,773      $3,725,359
        1/96       $3,986,862           $3,985,052    $4,424,422      $3,794,650
        2/96       $4,003,973           $3,985,631    $4,465,437      $3,808,690
        3/96       $4,024,507           $4,006,429    $4,508,439      $3,824,306
        4/96       $4,051,884           $4,044,846    $4,574,893      $3,863,314
        5/96       $4,089,528           $4,095,723    $4,692,880      $3,912,764
        6/96       $4,113,484           $4,119,578    $4,710,759      $3,917,460
        7/96       $4,014,240           $4,006,006    $4,502,638      $3,810,513
        8/96       $4,055,306           $4,055,695    $4,597,599      $3,876,435
        9/96       $4,200,727           $4,214,629    $4,856,352      $4,018,700
       10/96       $4,282,745           $4,302,017    $4,990,290      $4,097,467
       11/96       $4,493,138           $4,518,399    $5,367,506      $4,281,033
       12/96       $4,442,836           $4,455,661    $5,261,175      $4,238,651
        1/97       $4,554,093           $4,593,426    $5,589,894      $4,355,214
        2/97       $4,580,053           $4,618,112    $5,633,718      $4,360,876
        3/97       $4,465,088           $4,498,238    $5,402,229      $4,240,515
        4/97       $4,598,595           $4,663,157    $5,724,747      $4,357,130
        5/97       $4,809,982           $4,872,043    $6,073,268      $4,544,486
        6/97       $4,965,741           $5,038,944    $6,345,350      $4,679,003
        7/97       $5,225,339           $5,310,428    $6,850,250      $4,941,027
        8/97       $5,043,621           $5,103,733    $6,466,499      $4,814,043
        9/97       $5,218,401           $5,315,145    $6,820,669      $4,996,014
       10/97       $5,115,615           $5,201,574    $6,592,859      $4,913,080
       11/97       $5,218,401           $5,329,024    $6,898,042      $4,990,706
       12/97       $5,282,013           $5,403,074    $7,016,481      $5,059,079
        1/98       $5,359,750           $5,480,696    $7,094,084      $5,088,422
        2/98       $5,572,503           $5,732,217    $7,605,709      $5,298,065
        3/98       $5,732,068           $5,917,427    $7,995,197      $5,446,410
        4/98       $5,789,719           $5,964,820    $8,075,628      $5,479,634
        5/98       $5,773,247           $5,919,009    $7,936,809      $5,425,933
        6/98       $5,880,457           $6,065,874    $8,259,202      $5,505,152
        7/98       $5,851,428           $6,028,159    $8,171,241      $5,423,676
        8/98       $5,341,346           $5,497,434    $6,989,843      $4,952,901
        9/98       $5,520,204           $5,722,022    $7,437,613      $5,153,988
       10/98       $5,791,210           $6,021,680    $8,042,588      $5,357,571
       11/98       $6,041,371           $6,263,372    $8,530,049      $5,548,836
       12/98       $6,264,251           $6,494,169    $9,021,551      $5,738,051
        1/99       $6,372,333           $6,652,886    $9,398,832      $5,828,139
        2/99       $6,178,686           $6,472,596    $9,106,716      $5,670,196
        3/99       $6,363,345           $6,650,221    $9,471,076      $5,798,910
        4/99       $6,607,567           $6,836,658    $9,837,891      $5,981,575
        5/99       $6,471,888           $6,698,498    $9,605,618      $5,901,422
        6/99       $6,690,046           $6,919,048   $10,138,730      $6,055,449
        7/99       $6,603,517           $6,812,058    $9,822,199      $5,950,690
        8/99       $6,580,709           $6,787,531    $9,773,088      $5,872,736
        9/99       $6,525,908           $6,726,102    $9,505,207      $5,794,629
       10/99       $6,731,412           $6,980,582   $10,106,697      $5,958,617
       11/99       $6,863,848           $7,090,993   $10,312,166      $6,034,887
       12/99       $7,155,350           $7,384,599   $10,919,553      $6,226,193
        1/00       $6,926,531           $7,133,878   $10,370,954      $6,053,727
        2/00       $7,012,338           $7,147,351   $10,174,632      $6,057,965
        3/00       $7,345,931           $7,556,971   $11,170,016      $6,387,518
        4/00       $7,097,564           $7,377,451   $10,833,911      $6,273,182
        5/00       $6,939,946           $7,265,532   $10,611,599      $6,202,295
        6/00       $7,150,180           $7,459,226   $10,873,175      $6,313,936
        7/00       $7,068,765           $7,383,963   $10,703,227      $6,296,257
        8/00       $7,337,051           $7,682,697   $11,368,004      $6,578,959
        9/00       $7,078,096           $7,445,820   $10,767,887      $6,430,274
       10/00       $7,049,324           $7,418,471   $10,722,339      $6,409,055
       11/00       $6,737,619           $7,105,796    $9,876,990      $6,158,460
       12/00       $6,871,199           $7,214,436    $9,925,289      $6,308,727
        1/01       $7,067,089           $7,400,001   $10,277,438      $6,446,257
        2/01       $6,670,287           $7,002,076    $9,340,341      $6,163,266
        3/01       $6,394,470           $6,727,290    $8,748,630      $5,943,238
        4/01       $6,706,886           $7,050,619    $9,428,486      $6,197,608
        5/01       $6,762,315           $7,071,685    $9,491,657      $6,235,414
        6/01       $6,671,538           $6,968,943    $9,260,630      $6,146,871

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund commenced operations on 9/10/93.

This chart illustrates comparative performance for $3,000,000 and assumes reinvestment of all distributions. The performance of the Funds does not include sales charges, but does include reinvestment of all distributions.

The Diversified Benchmark comprises 52% S&P 500 Index, 35%. The benchmark does not include fees or operating expenses, and is not available for actual investment.

The S&P 500 Index is an unmanaged index that measure performance based on the average performance of 500 widely held U.S. large-cap stocks; of approximately 4,700 individually priced investment-grade bonds rated BBB or better; of nearly 1,100 stocks traded in Europe, Australia, and the Far East; and of 2,000 U.S. small-cap companies, respectively. The indices do not include fees or operating expenses, and are not available for actual investment.

JPMORGAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2001
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                    INSTITUTIONAL
                                                                    DIVERSIFIED        DIVERSIFIED
                                                                        FUND              FUND
    ASSETS:
      Investment in Portfolio, at value                               $359,987          $581,944
      Receivables:
         Fund shares sold                                                  226               185
         Expense reimbursements                                             --               136
-------------------------------------------------------------------------------------------------
             Total Assets                                              360,213           582,265
-------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Fund shares redeemed                                               66               669
      Accrued liabilities:
         Administrative services fees                                        7                11
         Shareholder servicing fees                                         75                48
         Administration fees                                                 1                 1
         Fund services fees                                                 --                 1
         Other                                                              49                34
-------------------------------------------------------------------------------------------------
             Total Liabilities                                             198               764
-------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                  345,634           548,766
      Accumulated undistributed net investment income                    2,485             4,771
      Accumulated net realized loss on investments                      (8,315)          (16,886)
      Net unrealized appreciation of investments                        20,211            44,850
-------------------------------------------------------------------------------------------------
             Total Net Assets                                         $360,015          $581,501
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding ($.001 par value;
    unlimited number of shares authorized):                             24,571            44,037
    Net Asset Value, redemption and offering price per share          $  14.65          $  13.20
-------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001 (AMOUNTS IN THOUSANDS)

                                                                                    INSTITUTIONAL
                                                                 DIVERSIFIED         DIVERSIFIED
                                                                     FUND                FUND
    INVESTMENT INCOME:
      Investment income from Portfolio                            $ 12,147            $ 21,409
      Foreign taxes withheld from Portfolio                            (84)               (141)
      Expenses from Portfolio (Net of reimbursements
         of $101 and $173, respectively)                            (2,310)             (4,070)

--------------------------------------------------------------------------------------------------
             Total Investment Income                                 9,753              17,198
--------------------------------------------------------------------------------------------------

    EXPENSES:

      Administrative services fees                                      84                 148
      Shareholder servicing fees                                       888                 626
      Administration fees                                                4                   6
      Fund services fees                                                 6                  10
      Accounting fees                                                   50                  50
      Printing and postage                                              16                  12
      Professional fees                                                 13                  15
      Registration expenses                                             53                  21
      Transfer agent fees                                               49                  19
      Trustees' fees                                                     2                   6
      Other                                                              9                  17

--------------------------------------------------------------------------------------------------
             Total Expenses                                          1,174                 930
--------------------------------------------------------------------------------------------------

      Less expense reimbursements                                       --                 930
--------------------------------------------------------------------------------------------------

             Net Expenses                                            1,174                  --
--------------------------------------------------------------------------------------------------

                Net Investment Income                                8,579              17,198
--------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on:
      Investments from Portfolio                                    (7,869)            (16,071)
      Change in net unrealized appreciation/depreciation of:
      Investments from Portfolio                                   (25,568)            (45,410)
---------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments from
      Portfolio                                                    (33,437)            (61,481)
---------------------------------------------------------------------------------------------------
      Net decrease in net assets
      from operations                                             $(24,858)           $(44,283)
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended June 30,
(Amounts in thousands)

                                                                                                                    INSTITUTIONAL
                                                                                            DIVERSIFIED FUND      DIVERSIFIED FUND
                                                                                         2001       2000         2001        2000
    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
      Net investment income                                                             $ 8,579    $ 7,233   $  17,198    $ 15,593
      Net realized gain (loss) on investments from Portfolio                             (7,869)    10,552     (16,071)     21,288
      Change in net unrealized appreciation/depreciation of investments from Portfolio  (25,568)     4,740     (45,410)      5,965
------------------------------------------------------------------------------------------------------------------------------------
          Increase (decrease) in net assets from operations                             (24,858)    22,525     (44,283)     42,846
------------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                                              (8,271)    (5,267)    (17,249)    (11,584)
      Net realized gain on investment transactions                                       (8,729)   (10,741)    (17,017)    (20,389)
------------------------------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders                                           (17,000)   (16,008)    (34,266)    (31,973)
------------------------------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE)FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                                         122,954    167,393     133,158      70,916
      Dividends reinvested                                                               16,821     15,834      32,024      30,034
      Cost of shares redeemed                                                           (96,402)   (97,570)   (127,253)    (98,360)
------------------------------------------------------------------------------------------------------------------------------------
    Increase from capital share transactions                                             43,373     85,657      37,929       2,590
------------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets                                         1,515     92,174     (40,620)     13,463
    NET ASSETS:
      Beginning of period                                                               358,500    266,326     622,121     608,658
------------------------------------------------------------------------------------------------------------------------------------
      End of period                                                                    $360,015   $358,500   $ 581,501    $622,121
------------------------------------------------------------------------------------------------------------------------------------
    SHARE TRANSACTIONS:
      Issued                                                                              7,997     10,254       9,252       4,824
      Reinvested                                                                          1,122        967       2,378       2,044
      Redeemed                                                                           (6,131)    (5,912)     (9,250)     (6,642)
------------------------------------------------------------------------------------------------------------------------------------
      Change in shares                                                                    2,988      5,309       2,380         226
------------------------------------------------------------------------------------------------------------------------------------
    Accumulated undistributed net investment income                                   $   2,485    $ 2,199  $    4,771   $   4,880

                       See notes to financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION-- J.P. Morgan Funds and J.P. Morgan Institutional Funds were organized as Massachusetts business trusts (the "Trusts") and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies. J.P. Morgan Funds and J.P. Morgan Institutional Funds were organized on November 4, 1992. The following funds (collectively the "Funds") are separate series constituting part of the Trusts:

J.P. Morgan Funds

J.P. Morgan Diversified Fund ("DF")

J.P. Morgan Institutional Funds

J.P. Morgan Institutional Diversified Fund ("IDF")

The Declaration of Trust for each trust permits the trustees to issue an unlimited number of shares in the Funds.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

DF and IDF (collectively the "Feeder Funds") utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all their investable assets in The Diversified Portfolio (the "Portfolio"). The Portfolio is a diversified, open-end management investment company having the same investment objectives as the Feeder funds. The values of such investments included in the Statements of Assets and Liabilities reflect the Feeder Funds' proportionate interest in the net assets of the Portfolio, which at June 30, 2001 were approximately:

      FUND                              % OF THE DIVERSIFIED PORTFOLIO
       DF                                            38.2%
       IDF                                           61.8%

The performance of the Feeder Funds is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

   1. SECURITY VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   2. INVESTMENT INCOME -- The Funds earn income, net of expenses, daily on their investment in the Portfolio. All net investment income and realized and unrealized gains and losses of the

   Portfolio are allocated pro-rata among the Funds and other investors in the Portfolio at the time of such determination.

   3. EXPENSES -- Expenses incurred by the Trusts with respect to any two or more Funds in the Trust are allocated in proportion to the net assets of each Fund in each Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributed to a Fund are charged to that Fund.

   4. INCOME TAX STATUS -- It is each Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

   5. DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly for DF and IDF. Distributions from net realized gains, if any, are paid annually.

   The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulation, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   The following amounts were reclassified within the capital accounts (amounts in thousands):

                                       ACCUMULATED          ACCUMULATED
                                     UNDISTRIBUTED/        NET REALIZED
                       PAID-IN      (OVERDISTRIBUTED)       GAIN (LOSS)
                       CAPITAL    NET INVESTMENT INCOME   ON INVESTMENTS
         IDF            $(13)            $(58)                 $71
         DF               13              (22)                   9


   The reclassifications for IDF and DF relate primarily to foreign exchange gains and losses and PFIC adjustments due to sales.

2.  TRANSACTIONS WITH AFFILIATES

      A. ADMINISTRATIVE SERVICES -- The Trusts have Administrative Services Agreements (the "Services Agreements") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan Chase & Co., under which Morgan is responsible for certain aspects of the administration and operation of the Funds. Under the Services Agreements, the Trusts have agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trusts and certain other registered investment companies for which J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan, acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Funds is determined by the proportionate share that its net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

     The Trustees have approved an increase in the Funds' administration fee. Effective, August 11, 2001, the administration fee payable to Morgan will be increased to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion. Morgan, however, has contractually agreed to waive fees payable to them and to reimburse expenses such that the funds' actual total operating expenses (excluding interest, taxes and extraordinary items) will remain the same for a period of three years and will not exceed the listed percentages of the Funds' average daily net assets.

      FUND                              % OF AVERAGE DAILY NET ASSETS
       DF                                             0.98%
       IDF                                            0.65%


     The above caps are all the same for those that were in effect for the year ended June 30, 2001.

     B. ADMINISTRATION-- Prior to May 1, 2001, the Trusts retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Funds. Under a Co-Administration Agreement between FDI and the Trusts, FDI provided administrative services necessary for the operations of the Funds, furnished office space and facilities required for conducting the business of the Funds and paid the compensation of the Funds' officers affiliated with FDI. The Funds agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Funds was determined by the proportionate share that its net assets bear to the net assets of the Trusts and certain other investment companies for which FDI provided similar services.

     Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Funds' Sub-Administrator. FDI will no longer serve as the Funds' co-administrator. For its services as Sub-Administrator, BISYS will receive a portion of the fees payable to Morgan as Administrator.

     On April 11, 2001, the BISYS Group Inc. completed its acquisition of Boston Institutional Group, the parent company of FDI.

     C. DISTRIBUTION PLANS -- Pursuant to Distribution Agreements, J.P. Morgan Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. Prior to April 10, 2001, FDI acted as the Trusts' Distributor.

     D. Shareholder Servicing -- The Trusts have a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Funds to pay Morgan a fee for these services that is computed daily and paid monthly at the listed annual rates of the average daily net assets of the Funds.

      FUND                              % OF AVERAGE DAILY NET ASSETS
       DF                                             0.25%
       IDF                                            0.10%

     Morgan, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trusts and Morgan are terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

     E. FUND SERVICES -- The Trusts have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trusts' affairs. The Trustees of the Trusts represent all the existing shareholders of PGI. In connection with the reorganization (See Note 6), it is anticipated that the Trusts will terminate their agreements with PGI.

     F. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the Board of the Trusts and other registered investment companies in which they invest. The trustees' fees and expenses shown in the financial statements represent the

     Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was as follows (in thousands):

      FUND                              ALLOCATED TRUSTEES' FEES & Expenses
       DF                                            $1
       IDF                                            2

3. FEDERAL INCOME TAXES

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred the following post-October realized losses (in thousands).

FUND                                       CAPITAL          PFIC
DF                                       $  5,344            $6
IDF                                        11,793             9

At June 30, 2001, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (in thousands).

                                                            EXPIRATION
FUND                                        AMOUNT             DATE
DF                                           $610          June 30, 2009
IDF                                           712          June 30, 2009

4.  BANK LOANS

The Funds may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective June 20, 2001 the Funds, along with certain other funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with Chase Manhattan Bank ("Chase"), an affiliate of JPMIM, as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

Prior to June 20, 2001, the Funds, along with certain other funds managed by JPMIM, were in a $150,000,000 line of credit agreement with DeutscheBank. This agreement expired on June 20, 2001.

The Funds had no borrowings outstanding at June 30, 2001, nor at any time during the year ended June 30, 2001.

5. CONCENTRATIONS OF RISK

From time to time, the Funds may have a concentration of several shareholders including affiliates of J.P. Morgan holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

6.  CORPORATE EVENT

The Merger of J.P. Morgan & Co. Incorporated, the former parent company of the Funds' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which continues to serve as the Funds' Advisor.

7.  SUBSEQUENT EVENT

It is anticipated that the DF and IDF will cease to operate under a "master/feeder" structure and will invest directly in portfolio securities on or about September 7, 2001.

On March 27, 2001, the Board of Trustees of the J.P. Morgan Funds and Institutional Funds approved agreements and plans of reorganization (the "Reorganization Plans") pursuant to which IDF will acquire all of the assets and assume all of the liabilities of DF in exchange for Select Class shares of equal value of IDF (the "Reorganizations"). Concurrent with the Reorganizations, the surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities. The Reorganization Plans can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the acquired Fund. At a special meeting of shareholders (the "Meeting") held on July 25, 2001, originally scheduled on July 3, 2001, the shareholders of DF approved the Plan of Reorganization. In addition, the shareholders voted and approved the new Board of Trustees.

Only shareholders of record as of the close of business on April 6, 2001 were entitled to notice of, and to vote at, the Meeting.

FINANCIAL HIGHLIGHTS

                                                                                                      DIVERSIFIED FUND
                                                                                                    YEAR ENDED JUNE 30,
                                                                             2001      2000        1999        1998       1997
Per share operating performance:

  Net asset value, beginning of period                                       $16.61   $16.36      $15.06      $13.89     $12.22
                                                                             ------   ------      ------      ------     ------
Income from investment operations:

  Net investment income                                                        0.38     0.36        0.34        0.33       0.37
  Net gains or losses in securities (both realized and unrealized)            (1.54)    0.70        1.61        2.03       2.02
                                                                             ------   ------      ------      ------     ------
    Total from investment operations                                          (1.16)    1.06        1.95        2.36       2.39
                                                                             ------   ------      ------      ------     ------
Distributions to shareholders from:
  Dividends from net investment income                                         0.38     0.26        0.35        0.53       0.32
  Distributions from capital gains                                             0.42     0.55        0.30        0.66       0.40
                                                                             ------   ------      ------      ------     ------
    Total dividends and distributions                                          0.80     0.81        0.65        1.19       0.72
                                                                             ------   ------      ------      ------     ------
Net asset value, end of period                                               $14.65   $16.61      $16.36      $15.06     $13.89
                                                                             ======   ======      ======      ======     ======
Total return                                                                  (7.01%)   6.61%      13.35%      18.06%     20.52%
Ratios/Supplemental data:
  Net assets, end of period (in millions)                                    $  360   $  359      $  266      $  227     $   70
Ratios to average net assets:
  Expenses                                                                     0.98%    0.96%       0.98%       0.98%      0.98%
  Net investment income                                                        2.42%    2.19%       2.22%       2.81%      3.00%
  Expenses without reimbursements                                              1.01%    0.98%       1.01%       1.07%      1.25%
  Net investment income without reimbursements                                 2.39%    2.17%       2.19%       2.72%      2.73%

                       See notes to financial statements.

                                                                                            INSTITUTIONAL DIVERSIFIED FUND
                                                                                                  YEAR ENDED JUNE 30,
                                                                        2001            2000            1999      1998       1997
Per share operating performance:

  Net asset value, beginning of period                                  $14.93          $14.69          $14.18   $13.39    $12.02
                                                                        ------          ------          ------   ------    ------
Income from investment operations:

  Net investment income                                                   0.39            0.38            0.38     0.39      0.37
  Net gains or losses in securities (both realized and unrealized)       (1.38)           0.61            1.44     1.89      1.96
                                                                        ------          ------          ------   ------    ------
    Total from investment operations                                     (0.99)           0.99            1.82     2.28      2.33
                                                                        ------          ------          ------   ------    ------
Distributions to shareholders from:
  Dividends from net investment income                                    0.38            0.27            0.39     0.59      0.36
  Distributions from capital gains                                        0.36            0.48            0.92     0.90      0.60
                                                                        ------          ------          ------   ------    ------
    Total dividends and distributions                                     0.74            0.75            1.31     1.49      0.96
                                                                        ------          ------          ------   ------    ------
Net asset value, end of period                                          $13.20          $14.93          $14.69   $14.18    $13.39
                                                                        ------          ------          ------   ------    ------
                                                                        ------          ------          ------   ------    ------
Total return                                                             (6.69%)          6.88%          13.77%   18.42%    20.72%
Ratios/Supplemental data:
  Net assets, end of period (in millions)                              $   582          $  622          $  609   $  332    $  237
Ratios to average net assets:
  Expenses                                                                0.65%           0.65%           0.65%    0.65%     0.65%
  Net investment income                                                   2.75%           2.48%           2.55%    3.12%     3.34%
  Expenses without reimbursements                                         0.83%           0.80%           0.84%    0.88%     0.98%
  Net investment income without reimbursements                            2.57%           2.33%           2.36%    2.89%     3.01%


                       See notes to financial statements.

THE DIVERSIFIED PORTFOLIO


                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of J.P. Morgan Diversified Fund and J.P. Morgan Institutional Diversified Fund

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the J.P. Morgan Diversified Fund (one of the series constituting part of the J.P. Morgan Funds) and J.P. Morgan Institutional Diversified Fund (one of the series constituting part of the J.P. Morgan Institutional Funds), (hereafter referred to as the "Funds") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2001

THE DIVERSIFIED PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of June 30, 2001
(Amounts in thousands)

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- 93.1%
--------------------------------------------------------------------------------
                Common Stock -- 60.4%
                --------------------
                Advertising -- 0.0%
         2      Catalina Marketing Corp. *                          $         73
         4      Getty Images, Inc. *                                         106
         5      Obie Media Corp. *                                            34
                                                                    ------------
                                                                             213
                Aerospace -- 0.4%
        38      Boeing Co.                                                 2,096
        14      Goodrich Corp.                                               539
         9      Innovative Solutions & Support, Inc. *                       127
         2      L-3 Communications Holdings, Inc. *                          187
        10      Lockheed Martin Corp.                                        374
         2      Titan Corp.*                                                  44
        16      United Technologies Corp.                                  1,165
                                                                    ------------
                                                                           4,532
                Airlines -- 0.4%
       191      British Airways PLC, @                                       926
        23      Delta Air Lines, Inc.                                      1,009
        17      Skywest, Inc.                                                479
        85      Southwest Airlines Co.                                     1,565
                                                                    ------------
                                                                           3,979
                Apparel -- 0.2%
         6      Coach, Inc. *                                                217
        21      Jones Apparel Group, Inc. *                                  889
         8      Nike, Inc., Class B                                          348
         7      Quiksilver, Inc.*                                            178
         8      Vans, Inc. *                                                 199
                                                                    ------------
                                                                           1,831
                Appliances & Household Durables -- 0.0%
         5      Furniture Brands International, Inc. *                       140
        10      Polycom, Inc. *                                              222
                                                                    ------------
                                                                             362
                Automotive -- 0.7%
        31      Delphi Automotive Systems Corp.                              486
        27      Ford Motor Co.                                               663
        55      General Motors Corp.                                       3,566
         7      Honda Motor Co., LTD, @                                      308
        43      Hyundai Motor Co., LTD, @                                    487
        12      Lear Corp. *                                                 415
         2      Oshkosh Truck Corp.                                           66
         2      PSA Peugeot Citroen SA, @                                    453
         3      Superior Industries International, Inc.                      103
        60      Yamaha Motor Co., LTD, @                                     493
                                                                    ------------
                                                                           7,040
                Banking -- 3.4%
        41      AmSouth Bancorporation                                       749
        25      Australia & New Zealand Banking Group LTD                    219
       112      Banco Bilbao Vizcaya Argentaria SA, @                      1,449
        23      Bank of America Corp.                                      1,375


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Banking -- Continued
         7      Bank of New York Co., Inc.                           $       326
       120      Bank One Corp.                                             4,306
        10      Banknorth Group, Inc.                                        229
        31      Barclays PLC, @                                              947
        15      BNP Paribas SA, @                                          1,341
         9      City National Corp.                                          407
        39      Commerzbank AG, @                                            992
        96      Commonwealth Bank of Australia, @                          1,661
         5      Compass Bancshares, Inc.                                     138
         1      Credit Suisse Group, @                                       217
         8      Dime Bancorp, Inc.                                           294
        59      First Union Corp.                                          2,075
        14      Golden State Bancorp, Inc.                                   416
        12      GreenPoint Financial Corp.                                   442
        11      Hibernia Corp., Class A                                      196
         7      IndyMac Bancorp, Inc. *                                      180
        37      KeyCorp                                                      974
         8      Mellon Financial Corp.                                       363
        19      National Commerce Financial Co.                              451
        15      Net.B@nk, Inc. *                                             172
        10      Pacific Century Financial Corp.                              266
        45      PNC Financial Services Group, Inc.                         2,947
         6      R & G Financial Corp., Class B                                95
       111      Skandinaviska Enskilda Banken AB, Class A, @               1,060
        14      Societe Generale, Class A, @                                 806
        41      Standard Chartered PLC, @                                    520
         5      SunTrust Banks, Inc.                                         350
       219      U.S. Bancorp                                               4,997
        10      UBS AG, @                                                  1,494
       282      Unicredito Italiano SPA, @                                 1,210
         5      Wachovia Corp.                                               320
         3      Wilmington Trust Corp.                                       169
         1      Wintrust Financial Corp.                                      32
                                                                    ------------
                                                                          34,185
                Biotechnology -- 0.6%
        54      Amgen, Inc. *                                              3,259
         1      Aviron *                                                      46
        17      Charles River Laboratories International, Inc. *             601
         3      CuraGen Corp. *                                              109
         2      Diversa Corp. *                                               49
         3      Eden Bioscience Corp. *                                       29
         3      Enzon, Inc. *                                                181
        15      Human Genome Sciences, Inc. *                                928
         4      Inhale Therapeutic Systems, Inc. *                            95
         3      Invitrogen Corp. *                                           180
         3      Maxygen, Inc. *                                               56
         5      Transgenomic, Inc. *                                          89
         4      Xoma, LTD *                                                   61
                                                                    ------------
                                                                           5,683


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Broadcasting/Cable -- 0.2%
        40      Comcast Corp., Class A *                              $    1,736

                Business Services -- 0.4%
         4      Administaff, Inc. *                                          109
         6      Alliance Data Systems Corp. *                                 83
       156      Cendant Corp. *                                            3,049
         3      ITT Educational Services, Inc. *                             153
        18      On Assignment, Inc. *                                        324
         0^     SGS Societe Generale de Surveillance Holdings SA, @           83
        18      Source Information Management Co. *                           97
                                                                    ------------
                                                                           3,898
                Chemicals -- 1.2%
        33      Air Products & Chemical, Inc.                              1,496
         8      Albemarle Corp.                                              195
        48      Dow Chemical Co.                                           1,586
        13      DSM NV, @                                                    462
        11      E.I. DuPont de Nemours Co.                                   521
       208      Mitsubishi Chemical Corp., @                                 557
        18      Olin Corp.                                                   306
         4      OM Group, Inc.                                               203
         1      Potash Corp. of Saskatchewan                                  75
        28      PPG Industries, Inc.                                       1,446
        32      Praxair, Inc.                                              1,513
        74      Reliance Industries LTD, GDR (India), #, @                 1,153
        50      Rohm & Haas Co.                                            1,628
        11      Symyx Technologies, Inc. *                                   294
        16      Wellman, Inc.                                                292
                                                                    ------------
                                                                          11,727
                Computer Networks -- 0.7%
       375      Cisco Systems, Inc. *                                      6,820
        13      Electronic Data Systems Corp.                                800
                                                                    ------------
                                                                           7,620
                Computer Software -- 3.0%
        11      Adobe Systems, Inc.                                          494
        29      Automatic Data Processing, Inc.                            1,431
        25      BEA Systems, Inc. *                                          762
        15      Borland Software Corp. *                                     236
        23      Citrix Systems, Inc. *                                       810
         0^     Computer Associates International, Inc.                        7
        10      Eclipsys Corp. *                                             284
         7      eFunds Corp. *                                               125
         5      HNC Software *                                                88
         6      MetaSolv, Inc. *                                              44
       236      Microsoft Corp. *                                         17,220
         4      Netegrity, Inc.                                              123
       231      Oracle Corp. *                                             4,381
        26      Parametric Technology Corp. *                                369
        39      Peregrine Systems, Inc. *                                  1,131
         2      PLATO Learning, Inc. *                                        62
        14      Precise Software Solutions, LTD *                            442


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Computer Software -- Continued
         0^     RSA Security, Inc. *                               $           9
        12      Siebel Systems, Inc. *                                       563
         9      SmartForce PLC, ADR (Ireland) *                              314
        28      Veritas Software Corp. *                                   1,836
         9      Witness Systems, Inc. *                                      102
                                                                    ------------
                                                                          30,833
                Computers/Computer Hardware -- 2.4%
        11      Certicom Corp. *                                              29
       140      Compaq Computer Corp.                                      2,173
        90      Dell Computer Corp. *                                      2,361
        91      EMC Corp. *                                                2,655
        90      Fujitsu LTD, @                                               945
        36      Hewlett-Packard Co.                                        1,021
        86      International Business Machines Corp.                      9,719
         2      Mercury Computer Systems, Inc. *                              95
        49      NCR Corp. *                                                2,284
         2      Nuance Communications, Inc. *                                 40
         5      Optimal Robotics Corp. *                                     201
       201      Sun Microsystems, Inc. *                                   3,160
                                                                    ------------
                                                                          24,683
                Construction -- 0.1%
         4      D.R. Horton, Inc.                                             83
        20      Encompass Services Corp. *                                   175
        11      Monaco Coach Corp. *                                         356
         9      National R.V. Holdings, Inc. *                               141
                                                                    ------------
                                                                             755
                Construction Materials -- 0.3%
         1      Compagnie de Saint-Gobain, @                                 133
        12      Dal-Tile International, Inc. *                               213
         6      Elcor Corp.                                                  118
        10      Lafarge SA, @                                                897
        89      Tostem Corp., @                                            1,463
         6      Universal Forest Products, Inc.                              144
                                                                    ------------
                                                                           2,968
                Consumer Products -- 2.3%
         7      Alberto-Culver Co., Class B                                  303
         1      Black & Decker Corp.                                          43
       156      British American Tobacco PLC, @                            1,181
        29      Estee Lauder Co., Inc., Class A                            1,259
        78      Gillette Co.                                               2,258
        39      Kimberly-Clark Corp.                                       2,163
       201      Philip Morris Companies, Inc.                             10,191
        77      Procter & Gamble Co.                                       4,893
        87      Reckitt Benckiser PLC, @                                   1,260
                                                                    ------------
                                                                          23,551
                Consumer Services -- 0.1%
         3      Albany Molecular Research, Inc. *                             95
         7      DiamondCluster International, Inc., Class A *                 94
       185      Hays PLC, @                                                  477
        34      Hooper Holmes, Inc.                                          350
                                                                    ------------
                                                                           1,016


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Diversified -- 3.1%
       427      General Electric Co.                                   $  20,806
       486      Grupo Financiero BBVA Bancomer SA de CV,
                Class O, @ *                                                 480
         1      Hutchison Whampoa, @                                           6
       186      Mitsubishi Corp., @                                        1,499
       162      Tyco International LTD                                     8,822
                                                                    ------------
                                                                          31,613
                Electronics/Electrical Equipment -- 1.5%
        15      Active Power, Inc. *                                         250
         8      Agilent Technologies, Inc. *                                 260
         6      Alcatel Optronics, @                                          69
        18      Ameren Corp.                                                 777
        16      Applied Biosystems Group - Applera Corp.                     436
        11      Capstone Turbine Corp. *                                     247
       124      Chubb PLC, @                                                 289
        20      Cinergy Corp.                                                709
         1      Coherent, Inc. *                                              29
        78      Compal Electronics, Inc., ADR (Taiwan), @                    418
         2      Cymer, Inc. *                                                 46
        11      DDI Corp. *                                                  226
        16      Emerson                                                      974
        32      Endesa SA, @                                                 513
        10      Fanuc LTD, @                                                 488
        12      FPL Group, Inc.                                              716
         8      Garmin LTD *                                                 171
        10      Gentex Corp. *                                               287
       142      Hitachi LTD, @                                             1,395
        15      Johnson Controls, Inc.                                     1,102
        13      Koninklijke Philips Electronics NV, @                        332
        35      Matsushita Electric Industrial Co., LTD, @                   548
        13      Meade Instruments Corp. *                                     85
         6      Mettler-Toledo International, Inc. *                         260
         6      Millipore Corp.                                              366
       204      Minebea Co., LTD, @                                        1,343
        73      NEC Corp., @                                                 986
        10      Power-One, Inc. *                                            173
        72      Ricoh Co., LTD, @                                          1,553
        13      Wisconsin Energy Corp.                                       319
                                                                    ------------
                                                                          15,367
                Engineering Services -- 0.1%
        50      McDermott International, Inc. *                              580

                Entertainment/Leisure -- 0.2%
         8      American Classic Voyages Co. *                                28
         7      Anchor Gaming *                                              441
         2      Carnival Corp., Class A                                       49
         2      International Game Technology *                               94
       184      P & O Princess Cruises PLC, @                                960
        12      Penn National Gaming Inc. *                                  297
         2      Six Flags, Inc. *                                             42
         3      WMS Industries, Inc. *                                        90
                                                                    ------------
                                                                           2,001


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Environmental Services -- 0.1%
         5      Stericycle, Inc. *                                   $       211
         9      Vivendi Environnement, @                                     369
        13      Waste Management, Inc.                                       395
                                                                    ------------
                                                                             975
                Financial Services -- 5.2%
         6      A.G. Edwards, Inc.                                           279
        15      Allied Capital Corp.                                         352
         8      American Capital Strategies LTD                              227
        84      American Express Co.                                       3,275
        13      American Home Mortgage Holdings, Inc.                        154
        18      AmeriCredit Corp. *                                          935
         2      Bankunited Financial Corp., Ser. A *                          30
        51      Capital One Financial Corp.                                3,054
        76      Charles Schwab Corp.                                       1,155
        12      Charter One Financial, Inc.                                  370
       321      Citigroup, Inc.                                           16,935
        30      Countrywide Credit Industries, Inc.                        1,390
        93      Daiwa Securities Group, Inc., @                              973
        10      Doral Financial Corp.                                        353
        51      E*Trade Group, Inc. *                                        331
        62      Fannie Mae                                                 5,262
        48      Federal Home Loan Mortgage Corp.                           3,374
        22      Goldman Sachs Group, Inc.                                  1,879
        13      Heller Financial, Inc.                                       520
        33      Household International, Inc.                              2,228
         5      Instinet Group, Inc. *                                        89
        96      Legal & General Group PLC, @                                 219
         3      Marshall & Ilsley Corp.                                      167
         2      MBNA Corp.                                                    63
        21      Medallion Financial Corp.                                    217
         7      Merrill Lynch & Co., Inc.                                    397
         4      MicroFinancial, Inc.                                          62
        14      Morgan Stanley Dean Witter & Co.                             912
         2      Muenchener Rueckversicherungs AG                             418
        19      Ocwen Financial Corp. *                                      196
        17      Promise Co., LTD, @                                        1,434
        23      Providian Financial Corp.                                  1,379
        22      Skandia Forsakrings AB, @                                    202
        46      Stilwell Financial, Inc.                                   1,530
        78      Washington Mutual, Inc.                                    2,910
         6      Waypoint Financial Corp.                                      72
                                                                    ------------
                                                                          53,343
                Food/Beverage Products -- 2.1%
        94      Coca-Cola Co.                                              4,230
         6      General Mills, Inc.                                          245
        32      H.J. Heinz Co.                                             1,308
        29      Heineken Holding NV, Class A, @                              892
        11      Heineken NV, @                                               457
         2      Hershey Foods Corp.                                          136
        51      Interbrew SA, @                                            1,356
        22      Kellogg Co.                                                  638


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Food/Beverage Products -- Continued
        14      Kraft Foods, Inc., Class A *                         $       437
        47      Kroger Co. *                                               1,183
         9      Nestle SA, @                                               1,948
        30      PepsiCo, Inc.                                              1,339
        14      Quaker Oats Co.                                            1,296
        63      Safeway, Inc. *                                            3,029
        90      South African Breweries PLC, @                               679
         2      Suiza Foods Corp. *                                          101
       398      Tesco PLC, @                                               1,434
        18      Unilever NV, New York SHARES                               1,096
                                                                    ------------
                                                                          21,804
                Health Care/Health Care Services -- 1.2%
         7      Aetna, Inc.                                                  176
        83      Amersham PLC, @                                              601
        31      Baxter International, Inc.                                 1,539
        41      Becton, Dickinson & Co.                                    1,453
        35      Boston Scientific Corp. *                                    590
         4      Bruker Daltonics, Inc. *                                      54
         7      C.R. Bard, Inc.                                              416
         5      Cyberonics, Inc. *                                            88
        27      Guidant Corp. *                                              986
        28      HCA, Inc.                                                  1,256
        16      i-STAT Corp. *                                               231
         5      LifePoint Hospitals, Inc. *                                  213
         0^     Medtronic, Inc.                                               14
         1      Molecular Devices Corp. *                                     28
         7      Physiometrix, Inc. *                                          20
        14      St. Jude Medical, Inc. *                                     864
        11      STAAR Surgical Co. *                                          51
        70      Tenet Healthcare Corp. *                                   3,590
        13      Triad Hospitals, Inc. *                                      372
         5      Unilab Corp. *                                               116
                                                                    ------------
                                                                          12,658
                Hotels/Other Lodging -- 0.4%
         8      Boca Resorts, Inc., Class A *                                119
        63      Hilton Hotels Corp.                                          730
        31      Marriott International, Inc., Class A                      1,463
         6      Orient-Express Hotels LTD, Class A *                         121
        35      Starwood Hotels & Resorts Worldwide, Inc.                  1,320
        21      Station Casinos, Inc. *                                      342
                                                                    ------------
                                                                           4,095
                Insurance -- 2.7%
        41      Aegon NV, @                                                1,141
        86      Allstate Corp.                                             3,801
        26      AMBAC Financial Group, Inc.                                1,525
        70      American General Corp.                                     3,261
        71      American International Group, Inc.                         6,080
         5      American Physicians Capital, Inc. *                           96
        32      AMP LTD, @                                                   360
        23      Cigna Corp.                                                2,185
        16      Hartford Financial Services Group, Inc.                    1,074


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Insurance -- Continued
         4      HCC Insurance Holdings, Inc.                         $       105
        18      Lincoln National Corp.                                       942
         7      Marsh & McLennan Companies, Inc.                             727
        24      MBIA, Inc.                                                 1,353
        51      Mediolanum SPA, @                                            518
         2      MIIX Group, Inc.                                              14
         5      Odyssey Re Holdings Corp.*                                    92
        17      Protective Life Corp.                                        581
         5      RenaissanceRe Holdings LTD                                   400
       112      Royal & Sun Alliance Insurance Group PLC, @                  841
         5      StanCorp Financial Group, Inc.                               246
         0^     Swiss Re, @                                                  222
        21      Torchmark Corp.                                              836
         8      W.R. Berkley Corp.                                           348
         2      Zurich Financial Services AG, @ *                            769
                                                                    ------------
                                                                          27,517
                Internet Services/Software -- 0.4%
        10      Agile Software Corp. *                                       175
         9      Alloy Online, Inc. *                                         123
        29      Ameritrade Holding Corp., Class A *                          228
         8      Apropos Technology, Inc. *                                    20
         8      BPS Logica PLC, @                                             96
         4      Check Point Software Technologies LTD, @ *                   177
         6      eBay, Inc. *                                                 432
        17      eSpeed, Inc., Class A *                                      363
        12      ibasis, Inc. *                                                62
         5      Internet Security Systems, Inc. *                            219
         4      Interwoven, Inc.*                                             63
        11      ITXC Corp. *                                                  76
         9      MatrixOne, Inc. *                                            218
        16      NextCard, Inc. *                                             173
         5      Priceline.com, Inc.*                                          42
         8      Retek, Inc. *                                                398
        13      Saba Software, Inc. *                                        205
         4      SonicWALL, Inc.*                                              89
       150      SUNeVision Holdings LTD *, @                                  33
         3      SynQuest, Inc. *                                              10
        33      TD Waterhouse Group, Inc. *                                  365
        12      Tumbleweed Communications Corp. *                             44
                                                                    ------------
                                                                           3,611
                Machinery & Engineering Equipment -- 0.3%
         5      Applied Industrial Technologies, Inc.                        100
         7      Dover Corp.                                                  256
         8      Flowserve Corp. *                                            243
         8      IDEX Corp.                                                   262
        26      Ingersoll-Rand Co.                                         1,059
        23      Rockwell International Corp.                                 877
                                                                    ------------
                                                                           2,797
                Manufacturing -- 0.8%
       152      BBA Group PLC, @                                             533
        10      Concord Camera Corp. *                                        59


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Manufacturing -- Continued
        17      Cooper Industries, Inc.                              $       657
     1,186      Corus Group PLC, @                                         1,013
        15      Danaher Corp.                                                857
        13      Eaton Corp.                                                  918
         6      Federal Signal Corp.                                         134
        27      GenTek, Inc.                                                 144
         4      Harley-Davidson, Inc.                                        198
        46      Honeywell International, Inc.                              1,606
       405      Invensys PLC, @                                              769
        16      ITT Industries, Inc.                                         690
        11      Parker Hannifin Corp.                                        446
         5      Roper Industries, Inc.                                       199
                                                                    ------------
                                                                           8,223
                Metals/Mining -- 0.5%
        81      Alcoa, Inc.                                                3,176
         9      Mueller Industries, Inc. *                                   296
         5      Precision Castparts Corp.                                    168
         7      Shaw Group, Inc. *                                           261
        22      Valmont Industries, Inc.                                     404
       163      WMC LTD, @                                                   793
                                                                    ------------
                                                                           5,098
                Multi-Media -- 2.3%
       219      AOL Time Warner, Inc. *                                   11,601
        17      Fox Entertainment Group, Inc. *                              472
        36      Gannett Co., Inc.                                          2,386
        58      Gemstar-TV Guide International, Inc. *                     2,471
        10      Hearst - Argyle Television, Inc. *                           192
        12      Insight Communications Co., Inc. *                           308
       101      Reuters Group PLC, @                                       1,314
        15      Singapore Press Holdings, @                                  165
         1      Tribune Co.                                                   40
        70      Viacom, Inc., Class B *                                    3,611
        10      Vivendi Universal, @                                         582
        13      VNU NV                                                       431
                                                                    ------------
                                                                          23,573
                Oil & Gas -- 4.3%
         9      Abraxas Petroleum Corp. *                                     30
        22      Anadarko Petroleum Corp.                                   1,178
        38      Baker Hughes, Inc.                                         1,256
       137      BG Group PLC, @                                              540
        65      Chevron Corp.                                              5,846
       649      CNOOC LTD, @ *                                               616
         1      Conoco, Inc.                                                  28
        82      Conoco, Inc., Class B                                      2,373
        17      Cooper Cameron Corp. *                                       932
        12      Core Laboratories NV *                                       216
        16      Diamond Offshore Drilling, Inc.                              519
       169      Exxon Mobil Corp.                                         14,718
         9      FMC Technologies, Inc. *                                     178
        11      Global Industries LTD *                                      135
        63      Global Marine, Inc. *                                      1,168


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Oil & Gas  --  Continued
         7      Gulf Island Fabrication, Inc. *                      $       105
        26      Lukoil, ADR (Russia), @                                    1,232
         4      National-Oilwell, Inc. *                                     102
        38      Repsol YPF SA, @                                             627
         7      Rowan Companies, Inc. *                                      144
        75      Royal Dutch Petroleum Co., N.Y. Registered SHARES          4,364
       227      Santos LTD, @                                                748
        62      Shell Transport & Trading Co., PLC, @                        512
        12      Spinnaker Exploration Co. *                                  458
         3      Stone Energy Corp. *                                         115
        45      Texaco, Inc.                                               3,024
        40      TonenGeneral Sekiyu K.K., @                                  266
        17      Total Fina Elf SA, Class B, @                              2,385
         4      W-H Energy Services, Inc. *                                   70
         4      Westport Resources Corp. *                                    88
                                                                    ------------
                                                                          43,973
                Packaging -- 0.0%
        22      Pactiv Corp.*                                                296

                Paper/Forest Products -- 0.2%
         7      Aracruz Celulose SA, ADR (Brazil)                            137
        16      Buckeye Technologies, Inc. *                                 232
        19      Caraustar Industries, Inc.                                   177
         6      Georgia-Pacific Group                                        196
        37      Smurfit-Stone Container Corp. *                              604
        80      Stora Enso OYJ, Class R, @                                   842
         3      Temple-Inland, Inc.                                          171
                                                                    ------------
                                                                           2,359
                Pharmaceuticals -- 5.4%
        15      Abbott Laboratories                                          720
         4      Abgenix, Inc. *                                              198
         3      Accredo Health, Inc. *                                       123
         3      Adolor Corp. *                                                65
        12      Altana AG, @                                                 476
        73      American Home Products Corp.                               4,284
         4      Amylin Pharmaceuticals, Inc.                                  41
        49      Bristol-Myers Squibb Co.                                   2,563
        49      Chugai Pharmaceutical Co., LTD, @                            745
         6      COR Therapeutics, Inc. *                                     174
         2      Durect Corp. *                                                22
        34      Eli Lilly & Co.                                            2,479
        20      Forest Laboratories, Inc. *                                1,392
         3      Gilead Sciences, Inc. *                                      192
        71      GlaxoSmithkline PLC, @                                     2,005
         3      ImmunoGen, Inc. *                                             68
         7      Isis Pharmaceuticals, Inc. *                                  83
       157      Johnson & Johnson                                          7,841
         6      La Jolla Pharmaceutical Co. *                                 56
        22      Ligand Pharmaceuticals, Inc. *                               249
         6      Medarex, Inc.                                                141
        96      Merck & Co., Inc.                                          6,129
        12      Merck KgaA, @                                                426


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Pharmaceuticals -- Continued
         9      Neurocrine Biosciences, Inc. *                       $       344
        44      Novo-Nordisk A/S, Class B, @                               1,934
        20      Omnicare, Inc.                                               398
         2      OSI Pharmaceuticals, Inc., *                                 100
       298      Pfizer, Inc.                                              11,926
        89      Pharmacia Corp.                                            4,080
         4      POZEN, Inc. *                                                 64
         6      Praecis Pharmaceuticals, Inc. *                               95
         6      Priority Healthcare Corp., Ser. B *                          167
         8      Schering AG, @                                               414
       111      Schering-Plough Corp.                                      4,034
         7      Shionogi & Co., LTD, @                                       146
         9      Takeda Chemical Industries LTD, @                            419
         2      Trimeris, Inc. *                                             110
         1      Vertex Pharmaceuticals, Inc. *                                50
        48      Welfide Corp., @                                             494
                                                                    ------------
                                                                          55,247
                Photographic Equipment -- 0.1%
        30      Eastman Kodak Co.                                          1,419

                Pipelines -- 0.1%
        27      Dynegy, Inc., Class A                                      1,246

                Real Estate -- 0.1%
        67      Sun Hung Kai Properties LTD, @                               603

                Real Estate Investment Trust -- 0.3%
        12      Annaly Mortgage Management, Inc.                             162
         2      Anthracite Capital, Inc.                                      23
         9      Centerpoint Properties Corp.                                 442
        18      Cousins Properties, Inc.                                     487
         8      General Growth Properties, Inc.                              331
         4      Highwoods Properties, Inc.                                   112
        10      InnKeepers USA Trust                                         121
         5      Mission West Properties, Inc.                                 64
        12      Prentiss Properties Trust                                    321
        13      United Dominion Realty Trust, Inc.                           184
        13      Ventas, Inc.                                                 143
         5      Weingarten Realty Investors                                  206
                                                                    ------------
                                                                           2,596
                Restaurants/Food Services -- 0.2%
        12      AFC Enterprises, Inc. *                                      237
         3      California Pizza Kitchen, Inc. *                              58
         3      Jack in the Box, Inc. *                                       86
        47      McDonald's Corp.                                           1,262
                                                                    ------------
                                                                           1,643
                Retailing -- 3.0%
        28      Abercrombie & Fitch Co., Class A *                         1,247
         2      Best Buy Co., Inc. *                                         152
        24      Circuit City Stores, Inc.                                    428
         1      Compagnie Financiere Richemont AG, Class A, @              1,372

                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Retailing -- Continued
         9      Companhia Brasileira de Distribuicao Grupo Pao de    $       204
                 Acucar, ADR (Brazil), @
         7      Cost Plus, Inc. *                                            216
        13      Costco Wholesale Corp. *                                     530
        54      Federated Department Stores, Inc. *                        2,291
        11      Genesco, Inc. *                                              353
       130      Home Depot, Inc.                                           6,038
         5      Hot Topic, Inc. *                                            165
         0^     Kohl's Corp. *                                                 6
        16      Limited, Inc.                                                268
         5      Linens 'n Things, Inc. *                                     123
         3      Lowe's Companies, Inc.                                       181
        43      MAY Department Stores Co.                                  1,463
       227      MFI Furniture Group PLC, @                                   372
        40      Next PLC, @                                                  523
         5      Pacific Sunwear of California, Inc. *                        117
        11      School Specialty, Inc. *                                     279
         3      Talbots, Inc.                                                114
        83      Target Corp.                                               2,861
        59      TJX Companies, Inc.                                        1,887
       172      Wal-Mart Stores, Inc.                                      8,388
        13      Walgreen Co.                                                 444
         8      Williams-Sonoma, Inc. *                                      307
                                                                    ------------
                                                                          30,329
                Semi-Conductors -- 2.1%
        25      Altera Corp. *                                               719
         4      Analog Devices, Inc. *                                       160
        48      Applied Materials, Inc. *                                  2,372
         3      Asyst Technologies, Inc. *                                    43
        10      August Technology Corp. *                                    144
         5      Axcelis Technologies, Inc. *                                  67
         7      AXT, Inc. *                                                  198
         3      Broadcom Corp., Class A *                                    111
         9      Chartered Semiconductor, ADR (Singapore), @                  215
         1      Cirrus Logic, Inc. *                                          30
         3      Cypress Semiconductor Corp. *                                 60
         9      Exar Corp. *                                                 182
         7      HI/FN, Inc. *                                                103
         6      Integrated Circuit Systems, Inc. *                           111
       309      Intel Corp.                                                9,027
         1      Kopin Corp.                                                   13
        15      Lattice Semiconductor Corp. *                                368
        30      Linear Technology Corp.                                    1,335
        23      LSI Logic Corp. *                                            429
         2      LTX Corp. *                                                   38
        15      Maxim Integrated Products, Inc. *                            641
        17      Micron Technology, Inc. *                                    686
         3      Monolithic System Technology, Inc.*                           34
         3      Multilink Technology Corp.*                                   37
         1      Photronics, Inc., *                                           36
         8      PMC-Sierra, Inc. *                                           261
         2      PRI Automation, Inc. *                                        43

                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Semi-Conductors  -- Continued
        14      Silicon Image, Inc. *                               $         71
        68      Texas Instruments, Inc.                                    2,148
         1      Veeco Instruments, Inc. *                                     28
        30      Xilinx, Inc. *                                             1,233
                                                                    ------------
                                                                          20,943
                Shipping/Transportation -- 0.0%
        14      GATX Corp.                                                   545

                Steel -- 0.1%
        14      Acerinox SA, @                                               397
         8      Reliance Steel & Aluminum                                    202
                                                                    ------------
                                                                             599
                Telecommunications -- 3.7%
        17      Adelphia Communications Corp., Class A *                     705
        16      Advanced Fibre Communication, Inc. *                         330
        54      Asia Global Crossing LTD, @                                  319
       109      AT&T Corp.                                                 2,396
        77      AT&T Corp. - Liberty Media Group, Class A *                1,354
        58      BellSouth Corp.                                            2,338
        14      Boston Communications Group *                                196
         5      Broadwing, Inc. *                                            122
        88      Cable & Wireless PLC, @                                      517
        42      Carphone Warehouse Group PLC, @                               93
         2      Charter Communications, Inc. *                                37
        69      China Mobile LTD, @ *                                        366
        34      Compania Anonima Nacional Telefonos de
                 Venezuela, ADR (Venezuela), @                               797
        14      Corvis Corp. *                                                62
         6      Ectel LTD *                                                   88
        22      FLAG Telecom Holdings LTD *                                   77
        67      Global Crossing LTD *                                        581
         0^     KDDI Corp., @                                                303
        37      Level 3 Communications, Inc. *                               204
        55      Nextel Communications, Inc., Class A *                       954
         0^     Nippon Telegraph & Telephone Corp., @                        521
         3      Oplink Communications, Inc. *                                 11
       104      Qwest Communications International                         3,327
        58      Royal KPN NV, @                                              328
         4      SBA Communications Corp. *                                   109
       142      SBC Communications, Inc.                                   5,685
        91      Sprint Corp., (PCS Group) *                                2,207
        10      Stratos Lightwave, Inc. *                                    135
        28      Tele Norte Leste Participacoes SA, ADR (Brazil), @           426
        61      Telefonica SA, @ *                                           752
        12      Tellabs, Inc. *                                              227
        20      Turnstone Systems, Inc. *                                    137
        11      U.S. Wireless Corp. *                                         31
       136      Verizon Communications, Inc.                               7,260
     1,326      Vodafone Group PLC, @                                      2,937
         0^     WorldCom, Inc. - MCI Group *                                   0
       111      WorldCom, Inc. - WorldCom Group *                          1,571
                                                                    ------------
                                                                          37,503


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Telecommunications Equipment -- 1.1%
         0^     Avaya, Inc. *                                      $           1
         7      Cabletron Systems, Inc. *                                    158
        39      CIENA Corp. *                                              1,470
        48      Corning, Inc.                                                800
        23      JDS Uniphase Corp. *                                         288
         5      JDS Uniphase LTD, @                                           71
       117      Lucent Technologies, Inc.                                    724
       168      Motorola, Inc.                                             2,773
        52      Nokia OYJ, @                                               1,184
        41      Nortel Networks Corp.                                        375
        37      Qualcomm, Inc. *                                           2,186
         1      Spirent PLC, @                                                 2
       245      Telefonaktiebolaget LM Ericson AB, Class B, @              1,338
                                                                    ------------
                                                                          11,370
                Textiles -- 0.0%
         5      Mohawk Industries, Inc. *                                    187

                Toys & Games -- 0.2%
        30      Hasbro, Inc.                                                 434
        12      JAKKS Pacific, Inc. *                                        223
        81      Mattel, Inc.                                               1,524
                                                                    ------------
                                                                           2,181
                Transportation -- 0.4%
        57      Burlington Northern Santa Fe Corp.                         1,717
        10      C.H. Robinson Worldwide, Inc.                                291
         2      Forward Air Corp. *                                           72
        37      TNT Post Group NV, @                                         764
         2      Union Pacific Corp.                                          115
        12      Werner Enterprises, Inc.                                     289
         0^     West Japan Railway Co., @                                    417
                                                                    ------------
                                                                           3,665
                Utilities -- 1.7%
         5      Allete, Inc.                                                 105
        15      Atmos Energy Corp.                                           364
        20      Cleco Corp.                                                  457
        43      CMS Energy Corp.                                           1,192
         2      Consolidated Edison, Inc.                                     80
        26      DTE Energy Co.                                             1,198
        76      Edison International                                         851
         8      Enron Corp.                                                  387
        62      Entergy Corp.                                              2,381
        17      GPU, Inc.                                                    583
       469      Hong Kong Electric Holdings, @                             1,804
        17      Nisource, Inc.                                               470
        81      PG & E Corp.                                                 904
        14      Pinnacle West Capital Corp.                                  640
         9      Potomac Electric Power Co.                                   180
        28      Progress Energy, Inc.                                      1,249
       187      Scottish Power PLC, @                                      1,373
        37      TXU Corp.                                                  1,793
        32      Xcel Energy, Inc.                                            896
                                                                    ------------
                                                                          16,907

                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Warehousing -- 0.1%
        16      W.W. Grainger, Inc.                                  $       667
                ----------------------------------------------------------------
                Total Common Stock                                       614,145
                (Cost $550,637)
                ----------------------------------------------------------------
                Preferred Stock -- 0.2%
                -----------------------
                Multi-Media -- 0.2%
       231      News Corp., LTD, @                                         1,847
                (Cost $1,734)

                Right -- 0.0%
                -------------
        38      Smith Group Loan Notes, @, 0.00%, 12/31/10                     0

 PRINCIPAL
 AMOUNT
 (USD)
                U.S. Treasury Securities -- 1.7%
                --------------------------------
                U.S. Treasury Notes & Bonds,
    $9,170       Strip Principal, DN, 0.00%, 11/15/15                      3,889
     5,505       5.00%, 02/15/11                                           5,341
       500       6.00%, 08/15/04                                             519
     2,520       6.25%, 05/15/30                                           2,669
     3,845       8.00%, 11/15/21                                           4,789
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                            17,207
                (Cost $16,924)
                ----------------------------------------------------------------

                U.S. Government Agency Securities -- 1.0%
                ----------------------------------------------------------------
     1,240      Federal Home Loan Mortgage Corp., 6.88%, 09/15/10          1,301
                Federal National Mortgage Association,
     2,835       6.63%, 11/15/10                                           2,929
     5,160       7.13%, 01/15/30                                           5,501
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                    9,731
                (Cost $9,768)
                ----------------------------------------------------------------

                Foreign Government Securities -- 3.1%
                ----------------------------------------------------------------
    10,400**    Bundesobligation (Federal Republic of Germany),
                5.00%, 02/17/06                                            8,943
                Federal Republic of Brazil (Brazil),
       665       8.00%, 04/15/14                                             496
       535       10.13%, 05/15/27                                            388
       630       11.00%, 08/17/40                                            467
       280       12.75%, 01/15/20                                            250
       560       14.50%, 10/15/09                                            581
       425       FRN, 5.44%, 04/15/24                                        311
       461       FRN, 5.50%, 04/15/09                                        376
    10,650**    French Treasury Note, 5.00%, 01/12/06                      9,145
                National Republic of Bulgaria (Bulgaria),
       320       FRN, 6.31%, 07/28/11                                        252
       375       Ser. A, FRN, 3.00%, 07/28/12                                304
       265       Ser. A, FRN, 6.31%, 07/28/24                                208


                       See notes to financial statements.

PRINCIPAL
AMOUNT           ISSUER                                               VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Foreign Government Securities -- Continued
                ------------------------------------------
                Republic of Colombia (Colombia),
    $  290       9.75%, 04/23/09                                     $       277
       145       9.75%, 04/09/11                                             148
       300       10.50%, 06/13/06                                            309
       280       11.75%, 02/25/20                                            267
       165      Republic of Costa Rica (Costa Rica), 9.34%, 05/15/09         174
                Republic of Panama (Panama),
       195       9.63%, 02/08/11                                             198
       240       FRN, 6.44%, 07/17/16                                        200
                Republic of Peru (Peru),
       575       FRN, 4.00%, 03/07/17                                        358
       415       FRN, 4.50%, 03/07/17                                        286
                Republic of Philippines (Philippines),
       260       9.88%, 03/16/10                                             255
       465       9.88%, 01/15/19                                             405
       225      Republic of Trinidad/Tobago (Trinidad/Tobago),
                9.88%, 10/01/09                                              252
                Republic of Turkey (Turkey),
       120       11.75%, 06/15/10                                            105
        45       11.88%, 01/15/30                                             38
        75       12.38%, 06/15/09                                             68
                Russian Federation (Russia),
     1,065       8.25%, 03/31/10                                             815
       315       10.00%, 06/26/07                                            281
       415       12.75%, 06/24/28                                            409
       945       SUB, 5.00%, 03/31/07                                        445
                State of Qatar (Qatar)
       650       9.75%, 06/15/30                                             739
       225       #, 9.75%, 06/15/30                                          256
                United Mexican States (Mexico),
       365       8.63%, 03/12/08                                             379
       645       9.88%, 02/01/10                                             706
       175       10.38%, 02/17/09                                            196
       925       11.38%, 09/15/16                                          1,116
       700       11.50%, 05/15/26                                            881
                ----------------------------------------------------------------
                Total Foreign Government Securities                       31,284
                (Cost $31,720)
                ----------------------------------------------------------------

                Corporate Notes & Bonds -- 8.9%
                -------------------------------
                Advertising -- 0.1%
     1,000      Lamar Advertising Co., 8.63%, 09/15/07                     1,020

                Aerospace -- 0.0%
       210      BE Aerospace, Inc., #, 8.88%, 05/01/11                       208

                Airlines -- 0.2%
     2,210      US Airways, Inc., 7.08%, 03/20/21                          2,191

                Apparel -- 0.0%
       140      Levi Strauss & Co., 11.63%, 01/15/08                         126


                       See notes to financial statements.

PRINCIPAL
AMOUNT           ISSUER                                               VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Automotive -- 0.7%
                Ford Motor Credit Co.,
    $2,740       7.38%, 02/01/11                                      $    2,776
     2,985       7.88%, 06/15/10                                           3,130
     1,675      General Motors Acceptance Corp., 7.25%, 03/02/11           1,701
                                                                    ------------
                                                                           7,607
                Banking -- 0.8%
     2,225      Bank of America Corp., 7.40%, 01/15/11                     2,311
     1,250      FCB/SC Capital Trust I, 8.25%, 03/15/28                    1,123
     2,245      First Union National Bank, 7.80%, 08/18/10                 2,388
     1,095      Regions Financial Corp., 7.00%, 03/01/11                   1,095
     1,000      Royal Bank of Scotland Group PLC (United
                Kingdom), 7.82%, 11/31/05                                  1,035
                                                                    ------------
                                                                           7,952
                Broadcasting/Cable -- 0.7%
       885      Adelphia Communications Corp., 9.38%, 11/15/09               823
                Charter Communications Holdings LLC/Charter
                Communications Holdings Capital Corp.,
       750       8.25%, 04/01/07                                             701
       130       11.13%, 01/15/11                                            137
     1,850      Clear Channel Communications, Inc., 7.65%,
                09/15/10                                                   1,918
     1,000      Comcast Cable Communications Corp., 7.13%,
                06/15/13                                                     990
       340      Mediacom Capital Corp., LLC, #, 9.50%, 01/15/13              321
     1,850      TCI Communications, Inc., 7.88%, 02/15/26                  1,866
       220      Young Broadcasting, Inc., #, 10.00%, 03/01/11                210
                                                                    ------------
                                                                           6,966
                Business Services -- 0.1%
       640      Comdisco, Inc., 6.38%, 11/30/01                              454
       325      United Rentals, Inc., #, 10.75%, 04/15/08                    336
                                                                    ------------
                                                                             790
                Chemicals -- 0.2%
       350      Huntsman ICI Chemicals LLC, 10.13%, 07/01/09                 354
       600      Lyondell Chemical Co., Ser. B, 9.88%, 05/01/07               599
     1,480      Rohm & Haas Co., 7.85%, 07/15/29                           1,536
                                                                    ------------
                                                                           2,489
                Construction -- 0.0%
       330      D.R. Horton, Inc., 9.75%, 09/15/10                           340

                Consumer Products -- 0.0%
       255      Playtex Products, Inc., #, 9.38%, 06/01/11                   259

                Entertainment/Leisure -- 0.0%
       500      Six Flags, Inc., SUB, 10.00%, 04/01/03                       405

                Environmental Services -- 0.1%
       710      Allied Waste Industries, Inc., Ser. B, 10.00%,
                08/01/09                                                     730

                Financial Services -- 1.8%
     1,600      Capital One Financial Corp., 8.25%, 06/15/05               1,652
     3,000      Citigroup, Inc., 7.25%, 10/01/10                           3,114
     2,000      Enterprise USA Financial, #, 6.38%, 05/15/03               2,015

                       See notes to financial statements.

PRINCIPAL
AMOUNT           ISSUER                                               VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Financial Services -- Continued
                Household Finance Corp.,
    $  270       6.75%, 05/15/11                                        $    266
     2,000       8.00%, 07/15/10                                           2,151
     2,295      HSBC Capital Funding LP (Channel Islands), FRN, #,
                9.55%, 12/29/49                                            2,585
     1,685      ING Capital Funding Trust III, 8.44%, 12/29/49             1,786
       750      McKesson Financial of Canada (Canada), #, 6.55%,
                11/01/02                                                     744
       269      Oil Purchase Co., #, 7.10%, 04/30/02                         266
     1,810      St. George Funding Co. LLC, SUB, #, 8.49%, 06/30/17        1,704
     1,785      UBS Preferred Funding Trust I, FRN, 8.62%, 11/01/10        1,932
                                                                    ------------
                                                                          18,215
                Food/Beverage Products -- 0.2%
       260      Del Monte Corp., #, 9.25%, 05/15/11                          263
       250      Fleming Companies, Inc., Ser. B, 10.63%, 07/31/07            254
       995      Kroger Co., 8.00%, 09/15/29                                1,028
                                                                    ------------
                                                                           1,545
                Health Care/Health Care Services -- 0.1%
       345      Alliance Imaging, Inc., #, 10.38%, 04/15/11                  350
       215      Beverly Enterprises, Inc., #, 9.63%, 04/15/09                220
       390      HCA, Inc. - The Healthcare Co., 7.88%, 02/01/11              393
       510      Healthsouth Corp., 10.75%, 10/01/08                          549
                                                                    ------------
                                                                           1,512
                Hotels/Other Lodging -- 0.1%
       160      Mandalay Resort Group, Ser. B, 10.25%, 08/01/07              166
       510      MGM Mirage, Inc., 8.38%, 02/01/11                            512
                                                                    ------------
                                                                             678
                Insurance -- 0.2%
     1,645      AXA SA (France), 8.60%, 12/15/30                           1,812

                Multi-Media -- 0.2%
     1,160      AOL Time Warner, Inc., 7.63%, 04/15/31                     1,159
       825      AT&T Corp. - Liberty Media, 8.25%, 02/01/30                  709
       395      Telewest Communications PLC (United Kingdom),
                (Yankee), 9.88%, 02/01/10                                    328
                                                                    ------------
                                                                           2,196
                Oil & Gas -- 0.1%
       780      Amerada Hess Corp., 7.88%, 10/01/29                          824
       600      Chesapeake Energy Corp., #, 8.13%, 04/01/11                  562
                                                                    ------------
                                                                           1,386
                Pipelines -- 0.5%
                Dynegy Holdings, Inc.
     2,000       6.88%, 07/15/02                                           2,031
       705       7.45%, 07/15/06                                             730
     1,800      El Paso Corp., 7.00%, 05/15/11                             1,732
       750      Williams Companies, Inc., #, 7.50%, 01/15/31                 699
                                                                    ------------
                                                                           5,192
                Printing & Publishing -- 0.1%
       780      News America Holdings, 7.75%, 12/01/45                       724
       285      PRIMEDIA, Inc., #, 8.88%, 05/15/11                           265
                                                                    ------------
                                                                             989

                       See notes to financial statements.

PRINCIPAL
AMOUNT           ISSUER                                               VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------

                Real Estate Investment Trust -- 0.1%
    $  550      FelCor Lodging Trust, Inc., #, 9.50%, 09/15/08       $       553

                Retailing -- 0.1%
       865      Lowe's Companies, Inc., 6.88%, 02/15/28                      811
       270      Tricon Global Restaurants, Inc., 8.88%, 04/15/11             276
                                                                    ------------
                                                                           1,087
                Semi-Conductors -- 0.0%
       170      Fairchild Semiconductor International, Inc., 10.50%,
                02/01/09                                                     164

                Shipping/Transportation -- 0.3%
       803      FedEx Corp., Ser. 1999-1, Class C, 8.25%, 01/15/19           853
     1,750      Union Pacific Corp., 5.78%, 10/15/01                       1,756
                                                                    ------------
                                                                           2,609
                Telecommunications --  2.2%
                American Cellular Corp.,
       420      #, 9.50%, 10/15/09                                           392
       460      American Tower Corp., #, 9.38%, 02/01/09                     430
       790      AT&T Corp., 6.50%, 03/15/29                                  673
     1,145      AT&T Wireless Services, Inc., #, 7.88%, 03/01/11           1,147
     1,645      British Telecom PLC (United Kingdom), SUB, 8.13%,
                06/15/01                                                   1,735
     1,985      Cox Communications, Inc., 7.75%, 11/01/10                  2,078
       380      Cox Enterprises, Inc., #, 7.88%, 09/15/10                    393
                Crown Castle International Corp.,
       345       #, 9.38%, 08/01/11                                          308
       325       10.75%, 08/01/11                                            309
     1,205      Deutsche Telekom International Finance BV
                (Netherlands), 8.25%, 06/15/30                             1,223
     1,100      France Telecom SA (France), #, 7.75%, 03/01/11             1,121
       770      Global Crossing Holdings LTD (Bermuda), (Yankee),
                9.13%, 11/15/06                                              612
                Koninklijke KPN NV (Netherlands),
       290       8.00%, 10/01/10                                             276
     1,250       8.38%, 10/01/30                                           1,139
       340      KPNQwest NV (Netherlands), (Yankee), 8.13%,
                06/01/09                                                     194
     1,555      Marconi Corp. PLC (England), (Yankee), 8.38%,
                09/15/30                                                   1,340
       790      McLeodUSA, Inc., 8.38%, 03/15/08                             423
       325      Metromedia Fiber Network, Inc., 10.00%, 12/15/09             125
                Nextel Communications, Inc.,
       715       9.38%, 11/15/09                                             565
       835       9.50%, 02/01/11                                             635
       440      NTL Communications Corp., Ser. B, 11.88%,
                10/01/10                                                     293
     1,500      Qwest Capital Funding, Inc., #, 7.25%, 02/15/11            1,485
       280      Rogers Wireless Communications, Inc., #, 9.63%,
                05/01/11                                                     277
                Sprint Capital Corp.,
        30       6.88%, 11/15/28                                              25
     1,685       7.63%, 01/30/11                                           1,665

                       See notes to financial statements.

PRINCIPAL
AMOUNT           ISSUER                                               VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Telecommunications --  Continued
    $  220      Time Warner Telecom, Inc., 10.13%, 02/01/11          $       197
     1,250      Verizon Global Funding Corp., #, 7.75%, 12/01/30           1,285
       835      Williams Communications Group, 10.70%, 10/01/07              342
       680      XO Communications, Inc., 10.75%, 06/01/09                    218
                                                                    ------------
                                                                          20,905
                Utilities -- 0.0%
       410      CMS Energy Corp., 8.50%, 04/15/11                            398
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                             90,324
                (Cost $91,718)
                ----------------------------------------------------------------

                Residential Mortgage Backed Securities -- 10.1%
                -----------------------------------------------
                Collateralized Mortgage Obligations -- 0.3%
       186      General Electric Capital Mortgage Services, Inc.,
                Ser. 1995-10, Class B2, 7.00%, 10/25/10                      181
     2,500      SACO I, Inc., Ser. 1997-2, Class 1A5, #, 7.00%,
                08/25/36                                                   2,451
                                                                    ------------
                                                                           2,632
                Mortgage Backed Pass-Through Securities -- 9.8%
     6,495      Federal Home Loan Mortgage Corp., Gold Pool
                W10004, Gold Pool W10004, 6.90%, 12/01/10                  6,624
                Federal National Mortgage Association,
     3,361       Pool 415536, 6.50%, 03/01/28                              3,316
    14,275       TBA, 6.00%, 07/01/16                                     14,061
     7,410       TBA, 6.00%, 07/01/31                                      7,111
    24,305       TBA, 6.50%, 07/01/31                                     23,919
    28,925       TBA, 7.00%, 08/01/31                                     28,989
                Government National Mortgage Association,
       187       Pool 421638, 6.50%, 12/15/28                                185
       171       Pool 447223, 8.50%, 06/15/27                                179
       661       Pool 455539, 8.50%, 09/15/27                                691
      650        Pool 455565, 8.50%, 09/15/27                                679
        62       Pool 460197, 6.50%, 03/15/28                                 62
       620       Pool 467099, 6.50%, 08/15/28                                614
       606       Pool 468164, 6.50%, 08/15/28                                600
       198       Pool 481565, 6.50%, 10/15/28                                196
       196       Pool 482832, 6.50%, 11/15/28                                194
       693       Pool 482881, 6.50%, 12/15/28                                686
       193       Pool 490726, 6.50%, 10/15/28                                191
     6,878       Pool 781096, 6.50%, 12/15/28                              6,817
     5,500       TBA, 6.50%, 07/01/31                                      5,440
                                                                    ------------
                                                                         100,554
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities             103,186
                (Cost $103,353)
                ----------------------------------------------------------------

                Commercial Mortgage Backed Securities -- 3.4%
                ---------------------------------------------
                Credit Suisse First Boston Mortgage Securities Corp.,
       120       6.38%, 12/18/10                                             118
       470       7.29%, 09/15/09                                             488
     8,000      First Union Commercial Mortgage Securities, Inc.,
                Ser. 1997-C1, Class A3, 7.38%, 04/18/07                    8,395

                       See notes to financial statements.

PRINCIPAL
AMOUNT           ISSUER                                               VALUE
--------------------------------------------------------------------------------
         Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Commercial Mortgage Backed Securities -- Continued
    $6,700      LB Commercial Conduit Mortgage Trust,
                Ser. 1998-C1, Class A3, 6.48%, 01/18/08               $    6,830
     6,000      Merrill Lynch Mortgage Investors, Inc., Ser. 1998-C2,
                Class A2, 6.39%, 02/15/30                                  6,070
     4,416      Morgan Stanley Capital I, Ser. 1999-WF1, Class A1,
                5.91%, 04/15/08                                            4,425
     8,220      PNC Mortgage Acceptance Corp., Ser. 2000-C1,
                Class A2, 7.61%, 02/15/10                                  8,709
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities               35,035
                (Cost $33,276)
                ----------------------------------------------------------------
                Asset Backed Securities -- 4.3%
                -------------------------------
     7,000      American Express Master Trust, FRN, Ser. 1996-2,
                Class A, 4.10%, 08/15/02                                   7,000
    10,000      Associates Automobile Receivables Trust,
                Ser. 2000-2, Class A3, 6.82%, 02/15/05                    10,269
       366      Capital Auto Receivables Asset Trust, Ser. 1999-1,
                Class A2, 5.58%, 06/15/02                                    368
     5,050      CNH Equipment Trust, Ser 2000-A, Class A3, 7.14%,
                08/15/04                                                   5,147
     7,000      Discover Card Master Trust I, Ser. 1997-1, Class A,
                5.30%, 8/15/04, 5.30%, 08/15/04                            7,048
     1,686      EQCC Home Equity Loan Trust, Ser. 1997-3,
                Class A8, 6.41%, 12/15/04                                  1,717
     5,000      Ford Credit Auto Owner Trust, Ser. 2000-D, Class A4,
                7.13%, 07/15/04                                            5,108
     4,810      Green Tree Home Improvement Loan Trust,
                Ser. 1999-E, Class A3, 7.18%, 06/15/15                     4,894
     2,474      Residential Asset Securities Corp., Ser. 2000-KS5,
                Class AI1, 7.21%, 08/25/16                                 2,505
                ----------------------------------------------------------------
                Total Asset Backed Securities                             44,056
                (Cost $43,502)
                ----------------------------------------------------------------
                Convertible Corporate Notes & Bonds -- 0.0%
                -------------------------------------------
                Entertainment/Leisure -- 0.0%
         2      AMCV Capital Trust I, 7.00%, 02/15/15                         25
        12      Six Flags, Inc., 11.00%, 08/15/09                            378
                ----------------------------------------------------------------
                Total Convertible Corporate Notes & Bonds                    403
                (Cost $417)
--------------------------------------------------------------------------------
                Total Long-Term Investments                              947,218
                (Cost $883,049)
--------------------------------------------------------------------------------
      Short-Term Investments -- 6.9%
--------------------------------------------------------------------------------
                U.S. Treasury Security -- 0.1%
                ------------------------------
       690      U.S. Treasury Bill, DN, @, 9.79%, 08/02/01                   688
                (Cost $687)


                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
        Short-Term Investments -- Continued
--------------------------------------------------------------------------------
                Commercial Paper -- 1.3%
                -------------------------
     5,000      Bank of Nova Scotia (Canada), DN, 3.88%, 07/16/01       $  4,993
     8,700      SBC Communications, Inc., DN, #, 3.94%, 07/16/01           8,684
                ----------------------------------------------------------------
                Total Commercial Paper                                    13,677
                (Cost $13,678)
                ----------------------------------------------------------------
                Money Market Funds -- 5.5%
                --------------------------
       648      Hamilton Money Fund                                          648
    54,889      J.P. Morgan Institutional Prime Money Market Fund         54,889
                ----------------------------------------------------------------
                Total Money Market Funds                                  55,537
                (Cost $55,537)
--------------------------------------------------------------------------------
                Total Short-Term Investments                              69,902
                (Cost $69,902)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                           $1,017,120
                (Cost $952,951)
--------------------------------------------------------------------------------

                                                 ORIGINAL    NOTIONAL    UNREALIZED
   NUMBER                                        NOTIONAL    VALUE AT   APPRECIATION/
     OF                           EXPIRATION       VALUE     06/30/01   DEPRECIATION
 CONTRACTS       DESCRIPTION         DATE          (USD)       (USD)        (USD)
-------------------------------------------------------------------------------------
               Long Futures Outstanding
               ------------------------
     37        DJ Euro Stoxx
               50 Index           Sep, 2001       $ 1,383     $ 1,348       $(35)
     12        FT-SE 100 Index    Sep, 2001           989         954        (35)
      6        Topix Index        Sep, 2001           625         623         (2)
     164       2 Year Treasury
               Notes              Oct, 2001        33,560      33,641         81
     73        U.S. Long Bond     Sep, 2001         7,228       7,322         94
               Short Futures Outstanding
               --------------------------
     345       5 Year Treasury
               Notes              Sep, 2001        35,992      35,820        172
     257       10 Year Treasury
               Notes              Sep, 2001        26,513      26,495         18

INDEX:
*   --  Non-Income producing security.
#   --  Security may only be sold to qualified institutional buyers.
@   --  All or a portion of this security is segregated for future contracts, forward foreign currency contracts or TBA securities.
**  --  Principal amount denominated in European Currency Unit.
^   --  Amounts round to less than one thousand.
+   --  Affiliated Money Market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management,
        Inc.
ADR --  American Depositary Receipt.
GDR --  Global Depositary Receipt.
DN  --  Discount Note.
FRN -- Floating Rate Note. The maturity date is the actual maturity date; the rate shown is the rate in effect at June 30, 2001.
SUB -- Step-up Bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is the rate in effect at June 30, 2001
TBA --  To be announced
--------------------------------------------------------------------------------

                       See notes to financial statements.

SHARES        ISSUER                                                  VALUE
--------------------------------------------------------------------------------
        Long-Term Investments -- Continued
--------------------------------------------------------------------------------
          Summary of Investments by Country, June 30, 2001
COUNTRY                                              % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
United States                                                       84.3%
United Kingdom                                                       2.7%
France                                                               1.9%
Japan                                                                1.7%
Netherlands                                                          1.3%
Germany                                                              1.1%
Bermuda                                                              1.1%
Australia                                                            0.7%
Canada                                                               0.7%
Switzerland                                                          0.6%
Other (below 0.5%)                                                   3.9%
--------------------------------------------------------------------------------
Total                                                              100.0%
--------------------------------------------------------------------------------

                       See notes to financial statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2001

(Amounts in thousands)

    ASSETS:
      Investment securities, at value                                                $1,017,120
      Foreign Currency, at value                                                            763
      Other assets                                                                           25
      Receivables:
         Investment securities sold                                                      44,820
         Interest and dividends                                                           4,624
         Open forward currency contracts                                                    925
         Variation margin on futures contracts                                              123
         Other                                                                              400
------------------------------------------------------------------------------------------------
             Total Assets                                                             1,068,800
------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         To custodian                                                                       307
         Investment securities purchased                                                125,495
         Open forward currency contracts                                                    302
      Accrued liabilities:
         Investment advisory fees                                                           430
         Administrative services fees                                                        18
         Administration fees                                                                  1
         Custodian fees                                                                     246
         Other                                                                               70
------------------------------------------------------------------------------------------------
             Total Liabilities                                                          126,869
------------------------------------------------------------------------------------------------
    NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS                        $   941,931
------------------------------------------------------------------------------------------------
    Cost of investments                                                             $   952,951
------------------------------------------------------------------------------------------------
    Cost of foreign currency                                                        $       764
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

THE DIVERSIFIED PORTFOLIo
STATEMENT OF OPERATIONS
For the year ended June 30, 2001

(Amounts in thousands)

    INVESTMENT INCOME:
      Interest                                                                        $ 19,268
      Dividend                                                                           7,716
      Foreign taxes withheld                                                              (225)
      Dividend income from affiliated investments*                                       6,579
-----------------------------------------------------------------------------------------------
             Total Investment Income                                                    33,338
-----------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                                           5,400
      Administrative services fees                                                         232
      Administration fees                                                                    6
      Custody fees                                                                         923
      Printing and postage                                                                  16
      Professional fees                                                                     52
      Fund services fees                                                                    16
      Trustees' fees                                                                         9
      Other                                                                                  1
-----------------------------------------------------------------------------------------------
             Total Expenses                                                              6,655
-----------------------------------------------------------------------------------------------
      Less expenses reimbursed                                                             274
-----------------------------------------------------------------------------------------------
             Net Expenses                                                                6,381
-----------------------------------------------------------------------------------------------
                Net Investment Income                                                   26,957
------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
         Investments                                                                   (24,371)
         Futures transactions                                                           (1,026)
         Foreign exchange transactions                                                   1,471
      Change in net unrealized appreciation/depreciation of:
         Investments                                                                   (72,452)
         Futures contracts                                                                 688
         Foreign exchange translations                                                     767
-----------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments, futures and
      foreign exchange transactions                                                    (94,923)
-----------------------------------------------------------------------------------------------
      Net decrease in net assets from operations                                      $(67,966)
-----------------------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory, administrative fee and
    shareholder servicing fees                                                        $    190

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended June 30,
(Amounts in thousands)

                                                                                                        2001             2000
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income                                                                           $  26,957      $   24,000
      Net realized gain (loss) on investments, futures and foreign exchange transactions                (23,926)         31,840
      Net change in unrealized appreciation (depreciation) of investments, futures contracts and
          foreign exchange translations                                                                 (70,997)         10,706
------------------------------------------------------------------------------------------------------------------------------------
          Increase (decrease) in net assets from operations                                             (67,966)         66,546
------------------------------------------------------------------------------------------------------------------------------------
    TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
      Contributions                                                                                     318,727         239,595
      Withdrawals                                                                                      (291,930)       (196,922)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase from transactions in investors' beneficial interests                              26,797          42,673
------------------------------------------------------------------------------------------------------------------------------------
             Total increase (decrease) in net assets                                                    (41,169)        109,219
------------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS:
      Beginning of period                                                                               983,100         873,881
------------------------------------------------------------------------------------------------------------------------------------
      End of period                                                                                    $941,931       $ 983,100
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

THE DIVERSIFIED PORTFOLIO
SUPPLEMENTARY DATA

                                                             FOR THE YEARS ENDED JUNE 30,
                                                       2001      2000      1999    1998     1997
    Ratios to Average Net Assets
      Expenses                                         0.65%     0.64%     0.65%   0.65%    0.65%
      Net Investment Income                            2.75%     2.50%     2.55%   3.13%    3.33%
      Expenses without Reimbursements                  0.68%     0.66%     0.68%   0.71%    0.80%
      Net Investment Income without Reimbursements     2.72%     2.48%     2.52%   3.07%    3.18%
    Portfolio Turnover                                  185%      217%      144%     82%     100%

                       See notes to financial statements.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- The Diversified Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Portfolio was organized as a separate trust under the laws of the State of New York on January 29, 1993.

The Portfolio's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Portfolio may invest in international markets. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIO:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts may differ from those estimates.

     A. VALUATION OF INVESTMENTS -- Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the counter and certain foreign securities are valued at the last quoted bid price from a market maker or dealer. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

     B. REPURCHASE AGREEMENTS-- The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. The Portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     C. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

     D. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or as of the time the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     E. EXPENSES -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

     F. FUTURES CONTRACTS -- The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit with the broker either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made to or received from the broker daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will realize a gain or loss when the contract is closed or expires.

     G. FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

     Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

     H. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolio's exposure to foreign currency exchange fluctuations or to adjust the Portfolio's exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

     I. FEDERAL INCOME TAXES -- The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in a Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

     J. FOREIGN TAXES -- The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. ADVISORY -- The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York

     ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Portfolio will pay JPMIM at an annual rate of 0.55% of the Portfolio's average daily net assets.

     The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATIVE SERVICES -- The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as an investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

     The Trustees have approved an increase in the Funds' administration fee. Effective, August 11, 2001, the administration fee payable to Morgan will be increased to 0.15% of average daily net assets for complex wide money non-market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion. In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio, at no more than 0.65% of the average daily net assets of the portfolio through October 31, 2001. For the fiscal year ended June 30, 2001, Morgan reimbursed the portfolio $274 (amount in thousands) in expenses under this agreement.

     C. ADMINISTRATION -- Prior to May 1, 2001, the Portfolio retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Portfolio. Under a Co-Administration

     Agreement between FDI and the Portfolio, FDI provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with FDI. The Portfolio agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge paid by the Portfolio was determined by the proportionate share that its net assets bear to the net assets of the Portfolio and certain other investment companies for which FDI provided similar services.

     Effective May 1, 2001, BISYS Fund Services, L.P., ("BISYS") has been named as the Funds' Sub-Administrator. FDI will no longer serve as the Fund Co-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Morgan as Administrator.

     D. FUND SERVICES -- The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

     E. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portions of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $3,100.

3.    FEDERAL INCOME TAXES

For federal income tax purposes, the cost and net unrealized appreciation (depreciation) of investment securities at June 30, 2001 were as follows (in thousands):

Aggregate cost                                                                          $959,399
                                                                                        --------
Gross unrealized appreciation                                                           $103,717
Gross unrealized depreciation                                                            (45,996)
                                                                                        --------
Net unrealized appreciation (depreciation)                                              $ 57,721
                                                                                        --------
                                                                                        --------

4. INVESTMENT TRANSACTIONS
During the year ended June 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

Purchases (excluding U.S. Government securities)                                      $2,039,030
Sales (excluding U.S. Government securities)                                           1,932,994

5. OPEN FORWARD FOREIGN CURRENCY CONTRACTS

The Portfolio was party to the following open forward foreign currency contracts at June 30, 2001:
(Amounts in thousands)

  CONTRACT                           CONTRACT                                           UNREALIZED
   AMOUNT                             AMOUNT                           SETTLEMENT       GAIN/(LOSS)
  PURCHASED         CURRENCY           SOLD           CURRENCY            DATE              USD
Unrealized Gain
       3,059              CHF            3,262              AUD           09/20/01            $  51
         550              GBP            1,468              AUD           09/20/01               27
          99              USD              190              AUD           09/20/01                3
       2,109              USD            3,757              CHF           09/20/01               16
      19,370              USD           22,014              EUR           09/20/01              748
         562              USD              650              EUR           09/20/01               12
         504              USD              590              EUR           09/20/01                6
       2,170              USD          261,377              JPY           09/20/01               56
         296              USD           36,050              JPY           09/20/01                4
         820              USD          101,086              JPY           09/20/01                2
                                                                                               -----
                                                                                               $925
                                                                                               =====
Unrealized Loss
       1,208              CHF           84,429              JPY           09/20/01           $  (10)
       1,557              EUR           11,621              DKK           09/20/01               (2)
       3,456              EUR            2,150              GBP           09/20/01              (93)
       2,000              EUR            1,721              USD           09/20/01              (30)
       4,542              EUR            3,883              USD           09/20/01              (44)
       1,443              HKD           23,118              JPY           09/20/01               (-)
     152,899              JPY           13,722              SEK           09/20/01              (22)
      90,071              JPY              730              USD           09/20/01               (1)
     397,813              JPY            3,287              USD           09/20/01              (70)
      10,217              SEK              963              USD           09/20/01              (25)
         377              USD              270              GBP           09/20/01               (1)
         820              USD          101,469              JPY           09/20/01               (1)
         989              USD            8,092              ZAR           09/20/01               (1)
       1,422              USD           11,093              HKD           09/20/01               (-)
       3,782              ZAR              464              USD           09/20/01               (2)
                                                                                              ------
                                                                                              $(302)
                                                                                              ======

AUD--  Australian Dollar                          HKD  --   Hong Kong Dollar
CHF--  Swiss Franc                                JPY  --   Japanese Yen
DKK--  Danish Krone                               SEK  --   Swedish Krona
EUR--  European Currency Unit                     USD  --   United States Dollar
GBP--  British Pound Sterling                     ZAR  --   South African Rand

6. BANK LOANS

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully under the heading "Bank Loans" in the Funds' Notes to the Financial Statements which are included elsewhere in this report.

7. CONCENTRATIONS

    The Portfolio may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

8. CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which continues to serve as the Portfolio's Advisor.

9. SUBSEQUENT EVENT

See Note 7 in the Fund's Notes to Financial Statements for a description of the proposed Reorganization Plans. In connection with the Reorganization Plans, it is anticipated that the Portfolio will terminate its agreements with PGI.

THE DIVERSIFIED PORTFOLIO

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Diversified Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of the Diversified Portfolio (the "Portfolio") at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2001

JPMORGAN FUNDS SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on July 25, 2001 at 1211 Avenue of the Americas, New York, New York for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between J.P. Morgan Institutional Diversified Fund (the "acquiring fund") and J.P. Morgan Diversified Fund (the "acquired fund"). Under the Reorganization Plan, the acquired fund would transfer all of its assets and liabilities to the acquiring fund in a tax-free reorganization. In exchange, shareholders of the acquired fund would receive select shares of the acquiring fund with a value equal to their respective holdings in the acquired fund. A majority of shareholders of J.P. Morgan Diversified Fund approved the Reorganization Plan by the following vote:

          For                                               122,823,386
          Against                                             3,842,209
          Abstain                                             1,128,716

A Special Meeting of Shareholders was held on July 25, 2001 at 1211 Avenue of the Americas, New York, New York for purposes of approving the election of eight Trustees. A majority of shareholders of J.P. Morgan Institutional Fund and J.P. Morgan Diversified Fund approved the election of each Trustee. The number of votes cast in this matter were:

                                                         AFFIRMATIVE             NEGATIVE
   William J. Armstrong                                  256,121,769.18          7,062,881.43
   Roland R. Eppley Jr.                                  256,012,239.36          7,172,411.25
   Ann Maynard Gray                                      256,131,757.02          7,052,893.59
   Matthew Healey                                        256,122,393.73          7,062,256.88
   Fergus Reid, III                                      255,720,152.78          7,464,497.83
   James J. Schonbachler                                 256,081,643.44          7,103,007.17
   Leonard M. Spalding, Jr.                              256,006,611.83          7,178,038.78
   H. Richard Vartabedian                                256,002,167.29          7,182,483.32

                                                          TAX LETTER (UNAUDITED)
                                                                DIVERSIFIED FUND
                                                  INSTITUTIONAL DIVERSIFIED FUND

Certain tax information for the J.P. Morgan Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2001. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns for the calendar year ending December 31, 2001 will be received under separate cover.

FOR THE FISCAL YEAR ENDED JUNE 30, 2001:

The following represents the source and percentage of income earned from the percentage of distributions eligible for dividends received deduction and the per share long-term capital gains distributed by the Funds:

                                                                              LONG-TERM
                                                           DIVIDENDS          CAPITAL GAINS
                                                           RECEIVED           DISTRIBUTION
   FUND                                                    DEDUCTION          PER SHARE
   Diversified Fund                                              22.42%                 $0.24
   Institutional Diversified Fund                                19.71%                  0.23

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JPMORGAN FUNDS
ANNUAL REPORT

INVESTMENT ADVISOR
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR, SHAREHOLDER AND
FUND SERVICING AGENT
Morgan Guaranty Trust Company
of New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distributions to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

(C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. August 2001

                                                                     ANHM-DF-801